As filed with the Securities and Exchange Commission on June 13, 1996

             1933 Act File No. 33-39242; 1940 Act File No. 811-6247
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._8__                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._8__

                        (Check appropriate box or boxes)


                    American Century World Mutual Funds, Inc.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                              James E. Stowers, III
        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

             Approximate Date of Proposed Public Offering: September 3, 1996


It is proposed that this filing become effective:

_X__ immediately upon filing pursuant to paragraph (b) of Rule 485 ____ on [date] pursuant to paragraph (b) of Rule 485
____  60 days after filing pursuant to paragraph (a) of Rule 485
____  on [date] pursuant to paragraph (a)(1) of Rule 485
____  75 days afer filing pursuant to paragraph (a)(2) of Rule 485
____  on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended November 30, 1996, was filed on January 28, 1997.

================================================================================

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Funds; Risk Factors;
                                    Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      How to Open An Account;
        Being Offered               How to Exchange From One
                                    Account to Another;
                                    Share Price; Distributions;
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
         and Policies               the Funds; Investment Restrictions;
                                    Forward Currency Exchange
                                    Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Turnover;
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
         Other Securities           Multiple Class Structure
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
         Quotations of Money
         Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                 APRIL 1, 1997


                                   TWENTIETH
                                   CENTURY(R)
                                     GROUP


                              International Growth
                            International Discovery
                                Emerging Markets


INVESTOR CLASS

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

  BENHAM GROUP(R)          AMERICAN CENTURY GROUP       TWENTIETH CENTURY GROUP

 MONEY MARKET FUNDS          ASSET ALLOCATION &              GROWTH FUNDS
GOVERNMENT BOND FUNDS          BALANCED FUNDS             INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

                                                         International Growth
                                                        International Discovery
                                                           Emerging Markets



                                   PROSPECTUS
                                 APRIL 1, 1997


                      International Growth o International
                          Discovery o Emerging Markets

                                 INVESTOR CLASS

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

     American Century World Mutual Funds, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Twentieth Century Group of funds are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


     The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 10.


     Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL GROWTH FUND

     The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets. This fund has no minimum investment requirements. However, if the value of the shares held in any one fund account is less than $2,500 ($1,000 for UGMA/UTMA accounts), you must establish an automatic investment program of $50 or more per month in each such account. See "Automatic Investment Plan," page 17 and "Redemption of Shares in Low-Balance Accounts," page 19.

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND

     The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.


AMERICAN CENTURY -- TWENTIETH CENTURY EMERGING MARKETS FUND

     The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.


     SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

     There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments


TABLE OF CONTENTS


Investment Objectives of the Funds .........................................2
Transaction and Operating Expense Table ....................................4
Financial Highlights .......................................................5


INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ...........................................7
   International Growth ....................................................7
   International Discovery .................................................7
   Emerging Markets ........................................................8
   Policies Applicable to All Funds ........................................9
Risk Factors ..............................................................10
   Investing in Foreign Securities Generally ..............................10
   Speculative Nature of International Discovery and Emerging Markets .....11
   Investing in Emerging Market Countries .................................11
   Investing in Smaller Companies .........................................12
   Investing in Lower-Quality Debt Instruments ............................12
Other Investment Practices, Their Characteristics and Risks ...............12
   Forward Currency Exchange Contracts ....................................12
   Indirect Foreign Investment ............................................13
   Sovereign Debt Obligations .............................................13
   Portfolio Turnover .....................................................13
   Repurchase Agreements ..................................................13
   When-Issued Securities .................................................14
   Short Sales ............................................................14
   Rule 144A Securities ...................................................14
Performance Advertising ...................................................15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................16
Investing in American Century .............................................16
How to Open an Account ....................................................16
     By Mail ..............................................................16
     By Wire ..............................................................16
     By Exchange ..........................................................17
     In Person ............................................................17
   Subsequent Investments .................................................17
     By Mail ..............................................................17
     By Telephone .........................................................17
     By Online Access .....................................................17
     By Wire ..............................................................17
     In Person ............................................................17
   Automatic Investment Plan ..............................................17
How to Exchange from One Account to Another ...............................17
     By Mail ..............................................................18
     By Telephone .........................................................18
     By Online Access .....................................................18
How to Redeem Shares ......................................................18
     By Mail ..............................................................18
     By Telephone .........................................................18
     By Check-A-Month .....................................................18
     Other Automatic Redemptions ..........................................19
   Redemption Proceeds ....................................................19
     By Check .............................................................19
     By Wire and ACH ......................................................19
   Special Requirements for Large Redemptions .............................19
   Redemption of Shares in Low-Balance Accounts ...........................19
Signature Guarantee .......................................................20
Special Shareholder Services ..............................................20
     Automated Information Line ...........................................20
     Online Account Access ................................................20
     Open Order Service ...................................................21
     Tax-Qualified Retirement Plans .......................................21
Important Policies Regarding Your Investments .............................21
Reports to Shareholders ...................................................22
Employer-Sponsored Retirement Plans and Institutional Accounts ............22

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................23
   When Share Price Is Determined .........................................23
   How Share Price Is Determined ..........................................23
   Where to Find Information About Share Price ............................24
Distributions .............................................................24
Taxes .....................................................................24
   Tax-Deferred Accounts ..................................................24
   Taxable Accounts .......................................................25
Management ................................................................26
   Investment Management ..................................................26
   Code of Ethics .........................................................27
   Transfer and Administrative Services ...................................27
Distribution of Fund Shares ...............................................28
Further Information About American Century ................................28

Prospectus                                                Table of Contents    3

                    TRANSACTION AND OPERATING EXPENSE TABLE


                                                                    International     International      Emerging
                                                                       Growth           Discovery         Markets

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .............................   none              none             none
Maximum Sales Load Imposed on Reinvested Dividends ..................   none              none             none
Deferred Sales Load .................................................   none              none             none
Redemption Fee(1) ...................................................   none              none(2)          none (2)
Exchange Fee ........................................................   none              none             none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):


Management Fees(3) ..................................................  1.42% (4)         1.75%(4)         2.00% (5)
12b-1 Fees ..........................................................   none              none             none
Other Expenses(6) ...................................................  0.00%             0.00%            0.00%
Total Fund Operating Expenses(3) ....................................  1.42% (4)         1.75%(4)         2.00% (5)


EXAMPLE:


You would pay the following expenses on a                   1 year      $ 14              $ 18             $ 20
$1,000 investment, assuming a 5% annual return and         3 years        45                55               62
redemption at the end of each time period(3):              5 years        77                94              107
                                                          10 years       169               205              231


(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Shares of International Discovery or Emerging Markets exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund. See "How to Exchange from One Account to Another," page 17 and "How to Redeem Shares," page 18.


(3) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth and International Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996, and that the reduced management fees for International Growth and International Discovery had been in effect throughout the periods indicated.


(4)  The  manager  has  voluntarily   reduced  its  annual   management  fee  on
     International  Growth  to 1.50% of the  first $1  billion  of  average  net assets,  1.20% of the next $1 billion of average net  assets,  and 1.10% of average  net  assets  over $2  billion,  and its annual  management  fee on
     International  Discovery  to 1.75% of the first $500 million of average net assets,  1.40% of the next $500  million  average net assets,  and 1.20% of average  net  assets  over  $1  billion.  The  manager  will  submit  a new management  agreement  for  shareholder  approval in 1997 that reflects the reduced fee structure. For more information on the management fee structure of the funds, see "Investment Management," page 26.

(5)  Emerging Markets pays an annual  management fee equal to 2.00% of the first
     $500 million of average net assets, 1.50% of the next $500 million of average net assets, and 1.25% of average next assets over $1 billion.


(6) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.


     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer three other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 28.


4    Transaction and Operating Expense Table        American Century Investments


                              FINANCIAL HIGHLIGHTS

                              INTERNATIONAL GROWTH

     The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                      1996         1995         1994         1993         1992      1991(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period ............    $7.51        $7.47        $7.34        $5.79        $5.33        $5.10
                                                  --------     --------     --------     --------     --------     --------
Income from Investment Operations

   Net Investment Income (Loss) ................. (.01)(2)          .01        (.04)        (.04)          .06          .01

   Net Realized and Unrealized Gain
   on Investment Transactions ...................     1.24          .40          .57         1.78          .41          .22
                                                  --------     --------     --------     --------     --------     --------
   Total from Investment Operations .............     1.23          .41          .53         1.74          .47          .23
                                                  --------     --------     --------     --------     --------     --------
Distributions

   From Net Investment Income ...................    (.01)           --           --       (.036)       (.005)           --

   In Excess of Net Investment Income ...........       --           --           --       (.155)       (.002)           --

   From Net Realized Gains
   on Investment Transactions ...................       --       (.372)       (.402)           --           --           --
                                                  --------     --------     --------     --------     --------     --------
   Total Distributions ..........................    (.01)       (.372)       (.402)       (.191)       (.007)           --
                                                  --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period ..................    $8.73        $7.51        $7.47        $7.34        $5.79        $5.33
                                                  ========     ========     ========     ========     ========     ========
   TOTAL RETURN(3) ..............................   16.35%        5.93%        7.28%       31.04%        8.77%        4.51%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets ........................ 1.65%(4)        1.77%        1.84%        1.90%        1.91%        1.93% (5)

   Ratio of Net Investment Income (Loss)
   to Average Net Assets ........................   (.07)%         .25%       (.53)%       (.34)%         .95%         .26% (5)

   Portfolio Turnover Rate ......................     158%         169%         242%         255%         180%          84%

   Average Commission Paid per
   Investment Security Traded ...................   $.0195        $.002        --(6)        --(6)        --(6)           -- (6)

   Net Assets, End of Period (in thousands) ....$1,342,608   $1,210,442   $1,316,642     $759,238     $215,346      $43,076

(1)  May 9, 1991, (inception) through November 30, 1991.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.

Prospectus                                             Financial Highlights    5


                              FINANCIAL HIGHLIGHTS

                            INTERNATIONAL DISCOVERY

     The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.


                                                                                1996         1995      1994(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period ..................................        $5.70        $5.39        $5.00
                                                                            --------     --------     --------
Income from Investment Operations

   Net Investment Income (Loss) .......................................     (.02)(2)          .03        (.02)

   Net Realized and Unrealized Gain
   on Investment Transactions .........................................         1.95          .28          .41
                                                                            --------     --------     --------
   Total from Investment Operations ...................................         1.93          .31          .39
                                                                            --------     --------     --------
Distributions

   From Net Investment Income .........................................        (.01)           --           --

   In Excess of Net Investment Income .................................        (.02)           --           --
                                                                            --------     --------     --------
   Total Distributions ................................................        (.03)           --           --
                                                                            --------     --------     --------
Net Asset Value, End of Period ........................................        $7.60        $5.70        $5.39
                                                                            ========     ========     ========
   TOTAL RETURN(3) ....................................................       34.06%        5.75%        7.80%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets ..................     1.88%(4)        2.00%        2.00% (5)

   Ratio of Net Investment Income (Loss) to Average Net Assets ........       (.31)%         .27%       (.48)% (5)

   Portfolio Turnover Rate ............................................         130%         168%          56%

   Average Commission Paid per Investment Security Traded .............       $.0054       $.0040           -- (6)

   Net Assets, End of Period (in thousands) ...........................     $377,128     $114,579     $111,202

(1)  April 1, 1994, (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.

6    Financial Highlights                           American Century Investments


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS


     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


     YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 10, BEFORE MAKING AN INVESTMENT IN EITHER FUND.

INTERNATIONAL GROWTH

     The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers. The fund will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

     Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

     The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information).

INTERNATIONAL DISCOVERY

     The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

     The manager will purchase securities of issuers that have, in the opinion of the manager, significant growth potential. The fund will seek to invest in securities of issuers with one or more identifiable catalysts that, in the opinion of the investment manager, are likely to cause the issuer to experience accelerat-

Prospectus                                  Information Regarding the Funds    7


ing growth. Such catalysts may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer, or other similar factors.

     As noted, the fund may invest in smaller foreign issuers in both (i) countries characterized as having developed markets and in (ii) countries characterized as having emerging markets. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery and Emerging Markets," page 11.

     The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

     There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below-investment-grade fixed income securities (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information). Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

     To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the investment manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

EMERGING MARKETS

     The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also include the securities of issuers which derive a significant portion of their business from emerging market countries. See "Policies Applicable to All Funds," page 9. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery and Emerging Markets," page 11.

     The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

     There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will

8    Information Regarding the Funds                American Century Investments


be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

POLICIES APPLICABLE TO ALL FUNDS

     The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

     The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

     Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

     To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

     In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 23.


     Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.


     In order to  achieve  maximum  investment  flexibility,  the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

     The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country,
(ii) securities,

Prospectus                                  Information Regarding the Funds    9


regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

     The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject to the investment policies of the particular fund) or region.

     At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

     Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

     Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

     Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 24.

     Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners.

10   Information Regarding the Funds                American Century Investments


There is generally less  government  regulation and supervision of foreign stock
exchanges,   brokers  and  issuers  which  may  make  it  difficult  to  enforce contractual obligations.


     Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


SPECULATIVE NATURE OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS

     In addition to the risks posed by foreign investing generally, International Discovery will be investing in the securities of companies having comparatively small market capitalizations, and Emerging Markets will be investing primarily in securities of issuers in emerging market countries. Likewise, International Discovery may invest up to 50% of its assets in issuers in emerging market countries. See "Investing in Emerging Market Countries," this page and "Investing in Smaller Companies," page 12. As a result, an investment in these funds should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING MARKET COUNTRIES

     Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

     Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

     The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.


     The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to


Prospectus                                  Information Regarding the Funds   11



the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.


INVESTING IN SMALLER COMPANIES

     International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER-QUALITY DEBT INSTRUMENTS

     There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities, and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Investment Restrictions" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the funds.

     To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to

12   Information Regarding the Funds                American Century Investments


the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

     If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

     Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

     The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


     The portfolio turnover rates of the funds are shown in the financial information on pages 5 and 6 of this Prospectus.


     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines that a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS


     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

     A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing


Prospectus                                  Information Regarding the Funds   13



obligation  purchased  constitutes  security for the  repurchase  obligation,  a
repurchase   agreement   can  be  considered  a  loan   collateralized   by  the
interest-bearing obligation.

     A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

     The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


WHEN-ISSUED SECURITIES

     Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

     Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

     Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES


     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


14   Information Regarding the Funds                American Century Investments


PERFORMANCE ADVERTISING

     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Investor Class and for the other classes offered by the funds.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative  comparison,  which  may be based  upon  historical  or  expected  fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                  Information Regarding the Funds   15


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 22.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.


     The minimum investment in International Growth is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. This minimum will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 17.


     The minimum investment in International Discovery and Emerging Markets is $10,000. To keep an International Discovery or Emerging Markets account open, a minimum share value of $10,000 must be maintained. If the share value of your account falls below $10,000, the shares in your account will be subject to automatic redemption. See "Redemption of Shares in Low-Balance Accounts," on page 19.

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you

16 How to Invest with American Century Investments  American Century Investments


     are investing. If more than one, leave blank and see Bank to Bank Information, this page.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE


     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.


IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent purchases is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 16 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to


Prospectus                  How to Invest with American Century Investments   17



the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 23.


     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

     If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 19.

     IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 20) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES


     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 19.


     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

     IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. See "Signature Guarantee," page 20.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems

18 How to Invest with American Century Investments  American Century Investments



enough shares each month to provide you with a check for an amount you choose (minimum $50). To set up a Check-A-Month plan or to request a brochure, please call an Investor Services Representative.


OTHER AUTOMATIC REDEMPTIONS


     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.


REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

     If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

     If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite the funds' right to redeem shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

     International Growth. If at any time you have an International Growth account that falls into either of the following categories:

     (i) you invested the required minimum initial investment amount for the fund, currently $2,500 ($1,000 for UGMA/UTMA accounts), but due to exchanges or redemptions you have made, the account now has a value of less than the minimum initial investment amount; or

Prospectus                  How to Invest with American Century Investments   19


     (ii) you have not invested the minimum initial investment amount, and an automatic investment program of $50 or more per month does not exist for the account;


a notification will be sent advising you of the need to either make an investment to bring the value of the shares held in the account up to $2,500 ($1,000) or to establish an Automatic Investment Plan of $50 or more per month. If the investment is not made or the automatic investment is not established within 90 days from the date of notification, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.


     The automatic  redemption of shares of International  Growth will not apply
to  Individual   Retirement  Accounts,   403(b)  accounts  and  other  types  of
tax-deferred retirement plan accounts.

     International Discovery and Emerging Markets. If at any time you have an International Discovery or Emerging Markets account that falls into either of the following categories:

     (i) you invested the required minimum initial investment amount of $10,000, but due to exchanges or redemptions you have made, the account now has a value of less than $10,000; or

     (ii) you have not invested $10,000;


a notification will be sent advising you of the need to make an investment to bring the value of the shares held in the account up to $10,000. If the investment is not made within 90 days from the date of notification, the shares held in the fund account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.


     The funds reserve the right to modify their policies regarding the automatic redemption of shares, or to waive such policies in whole or in part for certain classes of investors.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS


     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indices and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account


20 How to Invest with American Century Investments  American Century Investments


balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or

Prospectus                  How to Invest with American Century Investments   21


     fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated Prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT
PLANS AND INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about the funds, to obtain a current Prospectus or to get answers to any questions about the funds that you are unable to obtain through your plan administrator or financial intermediary.

22 How to Invest with American Century Investments  American Century Investments


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.


     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


     Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.


HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close

Prospectus                           Additional Information You Should Know   23


of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


     The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset value of the Investor Class of Emerging Markets will be published in newspapers when the fund meets the minimum size requirements for listing. The net asset value of each fund may be obtained by calling us or by accessing our Web site (www.americancentury.com).


DISTRIBUTIONS

     In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase made by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.
See "Taxes," this page.

TAXES

     Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

24   Additional Information You Should Know         American Century Investments


TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

     If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

     If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 24.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received.

Prospectus                           Additional Information You Should Know   25


Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the past five years are as follows:

     HENRIK  STRABO,  Vice  President and  Portfolio  Manager,  joined  American
Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.


     MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.


     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Investor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:

Fund                                      Percent of Average Net Assets
-----------------------------------------------------------------------------
International Growth                          1.50% of first $1 billion
                                           1.20% of the next $1 billion
                                                  1.10% over $2 billion

International Discovery                     1.75% of first $500 million
                                         1.40% of the next $500 million
                                                  1.20% over $1 billion

Emerging Markets                            2.00% of first $500 million
                                         1.50% of the next $500 million
                                                  1.25% over $1 billion
-----------------------------------------------------------------------------

     With the exception of the third break point for International Growth, the management fees set forth above for International Growth and International Discovery are lower than the management fees

26   Additional Information You Should Know         American Century Investments


contained in the management agreement. Effective August 1, 1996, the manager has voluntarily waived a portion of its annual management fee for International Growth and International Discovery as reflected above. The annual management fees for the funds contained in the management agreement are calculated as follows:

Fund Percent of Average Net Assets
-----------------------------------------------------------------------------
International Growth                          1.90% of first $1 billion
                                           1.25% of the next $1 billion
                                                  1.00% over $2 billion

International Discovery                                           2.00%
-----------------------------------------------------------------------------

     The manager will submit a new management agreement for shareholder approval in 1997 that reflects the new fee structure. With respect to the third break point for International Growth, the manager will charge the lower 1.00% annual fee until shareholder approval for the new fee structure is received.

     On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

     The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.


     Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5 and 6 of this Prospectus to the same ratio of the other funds.

     The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.


CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of the management fee paid to it by the funds.

     Although there is no sales charge levied by the funds, transactions in shares of the funds may be

Prospectus                           Additional Information You Should Know   27


executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.


     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


DISTRIBUTION OF FUND SHARES


     The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.


     The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The principal office of the funds is 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, to 1-800-345-2021 (international calls: 816-531-5575).


     American Century World Mutual Funds, Inc. issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


     American  Century  offers four classes of each of the funds offered by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.


     The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by

28   Additional Information You Should Know         American Century Investments


the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know   29


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9704           [recycled logo]
SH-BKT-8308       Recycled

                                   PROSPECTUS

                             [american century logo]
                                    American
                                   Century(sm)


                                  APRIL 1, 1997


                                    TWENTIETH
                                   CENTURY(R)
                                      GROUP

                              International Growth
                             International Discovery


INVESTOR CLASS


                                 [Front Cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS



American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.



                          AMERICAN CENTURY INVESTMENTS


 Benham Group(R)          American Century Group         Twentieth Century Group

MONEY MARKET FUNDS         ASSET ALLOCATION &                  GROWTH FUNDS
GOVERNMENT BOND FUNDS        BALANCED FUNDS                INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS  CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

                                                          International Growth
                                                        International Discovery



                                   PROSPECTUS
                                  APRIL 1, 1997


                              International Growth
                             International Discovery

                                 INVESTOR CLASS

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

American Century World Mutual Funds, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Two of the funds from our Twentieth Century Group of funds are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 9.


Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                       INVESTMENT OBJECTIVES OF THE FUNDS


AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND


The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets. This fund has no minimum investment requirements. However, if the value of the shares held in any one fund account is less than $2,500 ($1,000 for UGMA/UTMA accounts), you must establish an automatic investment program of $50 or more per month in each such account. See "Automatic Investment Plan," page 16 and "Redemption of Shares in Low-Balance Accounts," page 18.


AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND


The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.

SHARES OF THE FUND EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objective                           American Century Investments


                                TABLE OF CONTENTS


Investment Objectives of the Funds..................................2
Transaction and Operating Expense Table.............................4
Financial Highlights................................................5



INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds....................................7
     International Growth...........................................7
     International Discovery .......................................7
     Policies Applicable to Both Funds..............................8
Risk Factors........................................................9
     Investing in Foreign Securities Generally......................9
     Speculative Nature of International Discovery.................10
     Investing in Emerging Market Countries........................10
     Investing in Smaller Companies................................11
     Investing in Lower-Quality Debt Instruments...................11
Other Investment Practices, Their Characteristics and Risks........11
     Forward Currency Exchange Contracts...........................12
     Indirect Foreign Investment...................................12
     Sovereign Debt Obligations....................................12
     Portfolio Turnover............................................13
     Repurchase Agreements.........................................13
     When-Issued Securities........................................13
     Short Sales...................................................13
     Rule 144A Securities..........................................13
Performance Advertising............................................14


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


American Century Investments.......................................15
Investing in American Century......................................15
How to Open an Account.............................................15
         By Mail...................................................15
         By Wire...................................................15
         By Exchange...............................................16
         In Person.................................................16
     Subsequent Investments........................................16
         By Mail...................................................16
         By Telephone..............................................16
         By Online Access..........................................16
         By Wire...................................................16
         In Person.................................................16
     Automatic Investment Plan.....................................16
How to Exchange from One Account to Another........................16
         By Mail...................................................17
         By Telephone..............................................17
         By Online Access..........................................17
How to Redeem Shares...............................................17
         By Mail...................................................17
         By Telephone..............................................17
         By Check-A-Month..........................................17
         Other Automatic Redemptions...............................18
     Redemption Proceeds...........................................18
         By Check..................................................18
         By Wire and ACH...........................................18
     Special Requirements for Large Redemptions....................18
     Redemption of Shares in Low-Balance Accounts..................18
Signature Guarantee................................................19
Special Shareholder Services.......................................19
         Automated Information Line................................19
         Online Account Access.....................................19
         Open Order Service........................................20
         Tax-Qualified Retirement Plans............................20
Important Policies Regarding Your Investments......................20
Reports to Shareholders............................................21
Employer-Sponsored Retirement Plans and  Institutional Accounts....21


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price........................................................22
     When Share Price Is Determined................................22
     How Share Price Is Determined.................................22
     Where to Find Information About Share Price...................23
Distributions......................................................23
Taxes..............................................................23
     Tax-Deferred Accounts.........................................23
     Taxable Accounts..............................................24
Management.........................................................25
     Investment Management.........................................25
     Code of Ethics................................................26
     Transfer and Administrative Services..........................26
Distribution of Fund Shares........................................27
Further Information About American Century.........................27


Prospectus                                                  Table of Contents 7


                     TRANSACTION AND OPERATING EXPENSE TABLE

                                                             International   International
                                                                 Growth        Discovery



SHAREHOLDER TRANSACTION EXPENSES:


Maximum Sales Load Imposed on Purchases .......................    none             none
Maximum Sales Load Imposed on Reinvested Dividends ............    none             none
Deferred Sales Load ...........................................    none             none
Redemption Fee(1) .............................................    none           none(2)
Exchange Fee ..................................................    none             none


ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):



Management Fees(3) ............................................ 1.42%(4)         1.75%(4)
12b-1 Fees ....................................................    none             none
Other Expenses(5) .............................................   0.00%            0.00%
Total Fund Operating Expenses(3) .............................. 1.42%(4)         1.75%(4)



EXAMPLE:


You would pay the following expenses on a              1 year      $ 14             $ 18
$1,000 investment, assuming a 5% annual return and     3 years       45               55
redemption at the end of each time period(3):          5 years       77               94
                                                      10 years      169              205



(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund.
     See "How to  Exchange  from One  Account to  Another,"  page 16 and "How to
     Redeem Shares," page 17.


(3) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth and International Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996, and that the reduced management fees for International Growth and International Discovery had been in effect throughout the periods indicated.


(4)  The  manager  has  voluntarily   reduced  its  annual   management  fee  on
     International  Growth  to 1.50% of the  first $1  billion  of  average  net assets,  1.20% of the next $1 billion of average net  assets,  and 1.10% of average  net  assets  over $2  billion,  and its annual  management  fee on
     International  Discovery  to 1.75% of the first $500 million of average net assets,  1.40% of the next $500  million  average net assets,  and 1.20% of average  net  assets  over  $1  billion.  The  manager  will  submit  a new management  agreement  for  shareholder  approval in 1997 that reflects the reduced fee structure. For more information on the management fee structure of the funds, see "Investment Management," page 25.


(5) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.


The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer three other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 27.



4    Transaction and Operating Expense Table        American Century Investments


                              FINANCIAL HIGHLIGHTS
                              INTERNATIONAL GROWTH

The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.



                                             1996       1995       1994       1993      1992      1991(1)

PER-SHARE DATA


Net Asset Value, Beginning of Period ....... $7.51      $7.47      $7.34      $5.79     $5.33      $5.10
                                             -----      -----      -----      -----     -----      -----

Income from Investment Operations
     Net Investment Income (Loss) ..........  (.01)(2)    .01       (.04)      (.04)      .06        .01

     Net Realized and Unrealized Gain
        on Investment Transactions..........  1.24        .40        .57       1.78       .41        .22
                                             -----      -----      -----      -----     -----      -----

     Total from Investment Operations.......  1.23        .41        .53       1.74       .47        .23
                                             -----      -----      -----      -----     -----      -----

Distributions
     From Net Investment Income.............  (.01)      --         --         (.036)    (.005)       --

     In Excess of Net Investment Income ....   --        --         --         (.155)    (.002)       --

     From Net Realized Gains
     on Investment Transactions.............   --       (.372)     (.402)      --           --        --
                                             -----      -----      -----       -----     -----      -----
     Total Distributions....................  (.01)     (.372)     (.402)      (.191)    (.007)       --
                                             -----      -----      -----      -----     -----      -----

Net Asset Value, End of Period.............. $8.73      $7.51      $7.47       $7.34     $5.79     $5.33
                                             =====      =====      =====       =====     =====     =====

     TOTAL RETURN(3)........................ 16.35%      5.93%      7.28%     31.04%     8.77%      4.51%


RATIOS/SUPPLEMENTAL DATA


     Ratio of Operating Expenses
     to Average Net Assets................. 1.65%(4)    1.77%      1.84%      1.90%      1.91%    1.93%(5)

     Ratio of Net Investment Income (Loss)
     to Average Net Assets................. (.07)%       .25%     (.53)%     (.34)%       .95%     .26%(5)

     Portfolio Turnover Rate...............   158%       169%       242%       255%       180%        84%

     Average Commission Paid per
     Investment Security Traded............ $.0195     $.0020       --(6)      --(6)      --(6)      --(6)

     Net Assets, End of Period
          (in thousands) ..................$1,342,608  $1,210,442  $1,316,642  $759,238  $215,346  $43,076


(1)  May 9, 1991 (inception) through November 30, 1991.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


Prospectus                                          Financial Highlights       5


                              FINANCIAL HIGHLIGHTS
                             INTERNATIONAL DISCOVERY

The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.


                                                                1996          1995        1994(1)

PER-SHARE DATA


Net Asset Value, Beginning of Period......................      $5.70         $5.39        $5.00
                                                            ------------  ------------ ------------

Income from Investment Operations
     Net Investment Income (Loss).........................       (.02)(2)       .03         (.02)

     Net Realized and Unrealized Gain
        on Investment Transactions........................       1.95           .28          .41
                                                            ------------  ------------ ------------

     Total from Investment Operations.....................       1.93           .31          .39
                                                            ------------  ------------ ------------

Distributions
     From Net Investment Income...........................       (.01)           --           --

     In Excess of Net Investment Income...................       (.02)           --           --
                                                            ------------  ------------ ------------

     Total Distributions..................................       (.03)           --           --
                                                            ------------  ------------ ------------

Net Asset Value, End of Period............................      $7.60         $5.70        $5.39
                                                            ============  ============ ============

     TOTAL RETURN(3)......................................      34.06%         5.75%        7.80%


RATIOS/SUPPLEMENTAL DATA


     Ratio of Operating Expenses to Average Net Assets....     1.88%(4)       2.00%      2.00%(5)

     Ratio of Net Investment Income (Loss) to
          Average Net Assets .............................      (.31)%         .27%     (.48)%(5)

     Portfolio Turnover Rate..............................        130%         168%          56%

     Average Commission Paid per Investment
          Security Traded ................................      $.0054       $.0040        --(6)

     Net Assets, End of Period (in thousands).............    $377,128     $114,579     $111,202



(1)  April 1, 1994 (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.

6    Financial Highlights                           American Century Investments


                         INFORMATION REGARDING THE FUNDS


INVESTMENT POLICIES OF THE FUNDS



The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 9, BEFORE MAKING AN INVESTMENT IN EITHER FUND.

INTERNATIONAL GROWTH

The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers. The fund will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information).

INTERNATIONAL DISCOVERY

The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

The manager will purchase securities of issuers that have, in the opinion of the manager, significant growth potential. The fund will seek to invest in securities of issuers with one or more identifiable catalysts that, in the opinion of the investment manager, are likely to cause the issuer to experience accelerat-

Prospectus                                  Information Regarding The Fund     7


ing growth. Such catalysts may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer, or other similar factors.

As noted, the fund may invest in smaller foreign issuers in both (i) countries characterized as having developed markets and in (ii) countries characterized as having emerging markets. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery," page 10.

The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below-investment-grade fixed income securities (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information). Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the investment manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

POLICIES APPLICABLE TO BOTH FUNDS

The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities

8    Information Regarding The Fund                 American Century Investments


that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 22.

Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.

In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country, (ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject to the investment policies of the particular fund) or region.

At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.


RISK FACTORS


INVESTING IN FOREIGN SECURITIES GENERALLY

Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends

Prospectus                                  Information Regarding The Fund     9


to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 23.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.


Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


SPECULATIVE NATURE OF INTERNATIONAL DISCOVERY

In addition to the risks posed by foreign investing generally, International Discovery will be investing in the securities of companies having comparatively small market capitalizations and may invest up to 50% of its assets in issuers in emerging market countries. See "Investing in Emerging Market Countries," this page and "Investing in Smaller Companies," page 11. As a result, an investment in the fund should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that International Discovery will pursue. An investment in the fund should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING MARKET COUNTRIES

Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

10   Information Regarding The Fund                 American Century Investments


Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.


The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.


INVESTING IN SMALLER COMPANIES

International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER-QUALITY DEBT INSTRUMENTS

There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities, and government obligations in which International Discovery may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS


For additional information, see "Investment Restrictions" in the Statement of Additional Information.

Prospectus                                Information Regarding The Fund     11


FORWARD CURRENCY EXCHANGE CONTRACTS

Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the funds.

To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

12   Information Regarding The Fund                 American Century Investments


PORTFOLIO TURNOVER


The portfolio turnover rates of the funds are shown in the financial information on pages 5 and 6 of this Prospectus.


Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines that a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.

A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


WHEN-ISSUED SECURITIES

Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


RULE 144A SECURITIES

The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general pub-


Prospectus                                 Information Regarding The Fund     13



lic. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).



PERFORMANCE ADVERTISING


From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Investor Class and for the other classes offered by the funds.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

14   Information Regarding The Fund                 American Century Investments


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS


AMERICAN CENTURY INVESTMENTS


The  funds  offered  by  this  Prospectus  are a part  of the  American  Century
Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


INVESTING IN AMERICAN CENTURY


The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 21.


HOW TO OPEN AN ACCOUNT


To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.


The minimum investment in International Growth is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. This minimum will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 16.


The minimum investment in International Discovery is $10,000. To keep an International Discovery account open, a minimum share value of $10,000 must be maintained. If the share value of your account falls below $10,000, the shares in your account will be subject to automatic redemption. See "Redemption of Shares in Low-Balance Accounts," on page 18.

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o    Receiving bank and routing number:
     Commerce Bank, N.A. (101000019)

o    Beneficiary (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    Beneficiary account number (BNF ACCT):
     2804918

o    Reference for Beneficiary (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information, page 16.

Prospectus               How To Invest With American Century Investments      15


o    Originator to Beneficiary (OBI):
     Name and address of owner of account into which you are investing.

o    Bank to Bank Information
     (BBI or Free Form Text):

     o    Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE


Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.


IN PERSON

If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent purchases is higher without an investment slip.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 15 and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER



As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds


16 How To Invest With American Century Investments  American Century Investments



issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 22.


For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 18.

IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 19) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES



We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 18.


Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. See "Signature Guarantee," page 19.

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems

Prospectus               How To Invest With American Century Investments      17



enough shares each month to provide you with a check for an amount you choose (minimum $50). To set up a Check-A-Month plan or to request a brochure, please call an Investor Services Representative.


OTHER AUTOMATIC REDEMPTIONS


If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.


REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the funds' right to redeem shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

International Growth. If at any time you have an International Growth account that falls into either of the following categories:

     (i) you invested the required minimum initial investment amount for the fund, currently $2,500 ($1,000 for UGMA/UTMA accounts), but due to exchanges or redemptions you have made, the account now has a value of less than the minimum initial investment amount; or

18 How To Invest With American Century Investments  American Century Investments


     (ii) you have not invested the minimum initial investment amount, and an automatic investment program of $50 or more per month does not exist for the account;


a notification will be sent advising you of the need to either make an investment to bring the value of the shares held in the account up to $2,500 ($1,000) or to establish an Automatic Investment Plan of $50 or more per month. If the investment is not made or the automatic investment is not established within 90 days from the date of notification, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.


The automatic redemption of shares of International Growth will not apply to Individual Retirement Accounts, 403(b) accounts and other types of tax-deferred retirement plan accounts.

International Discovery. If at any time you have an International Discovery account that falls into either of the following categories:

     (i) you invested the required minimum initial investment amount of $10,000, but due to exchanges or redemptions you have made, the account now has a value of less than $10,000; or

     (ii) you have not invested $10,000;

a notification will be sent advising you of the need to make an investment to bring the value of the shares held in the account up to $10,000. If the investment is not made within 90 days from the date of notification, the shares held in the fund account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.

The funds reserve the right to modify their policies regarding the automatic redemption of shares, or to waive such policies in whole or in part for certain classes of investors.


SIGNATURE GUARANTEE


To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.


SPECIAL SHAREHOLDER SERVICES


We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

AUTOMATED INFORMATION LINE

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indices and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code

Prospectus               How To Invest With American Century Investments      19


and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS


Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or

20 How To Invest With American Century Investments  American Century Investments


     fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.


REPORTS TO SHAREHOLDERS


At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated Prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.


EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS


Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about the funds, to obtain a current Prospectus or to get answers to any questions about the funds that you are unable to obtain through your plan administrator or financial intermediary.

Prospectus               How To Invest With American Century Investments      21


                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE


WHEN SHARE PRICE IS DETERMINED


The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.


Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close

22 Additional Information You Should Know           American Century Investments


of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


The net asset value of the Investor Class of the funds are published in leading newspapers daily. The net asset value of each fund may be obtained by calling us or by accessing our Web site (www.americancentury.com).



DISTRIBUTIONS


In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase made by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.


TAXES


Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

Prospectus                        Additional Information You Should Know      23


TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.


Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 23.


In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received.

24 Additional Information You Should Know           American Century Investments


Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT


INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the past five years are as follows:

HENRIK STRABO, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.


MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.


The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the Investor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:


Fund                       Percent of Average Net Assets
--------------------------------------------------------------------------------
International Growth          1.50% of first $1 billion
                           1.20% of the next $1 billion
                                  1.10% over $2 billion

International Discovery     1.75% of first $500 million
                         1.40% of the next $500 million
                                  1.20% over $1 billion
--------------------------------------------------------------------------------

With the exception of the third break point for International Growth, the management fees set forth above are lower than the management fees contained in the management agreement. Effective August 1, 1996, the manager has voluntarily waived a portion of its annual management fee as reflected above. The annual management fees for the funds contained in the management agreement are calculated as follows:

Prospectus                        Additional Information You Should Know      25


Fund                     Percent of Average Net Assets
--------------------------------------------------------------------------------
International Growth       1.90% of first $1 billion
                        1.25% of the next $1 billion
                               1.00% over $2 billion

International Discovery                        2.00%
--------------------------------------------------------------------------------

The manager will submit a new management agreement for shareholder approval in 1997 that reflects the new fee structure. With respect to the third break point for International Growth, the manager will charge the lower 1.00% annual fee until shareholder approval for the new fee structure is received.

On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.


Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5-7 of this Prospectus to the same ratio of the other funds.


The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of the management fee paid to it by the funds.

Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions

26 Additional Information You Should Know           American Century Investments


may be made directly with American Century without incurring such fees.


From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.


The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


DISTRIBUTION OF FUND SHARES



The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.



FURTHER INFORMATION ABOUT AMERICAN CENTURY


American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.


The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the funds is 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

American Century World Mutual Funds, Inc. issues two series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


American  Century  offers  four  classes  of each of the funds  offered  by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.


The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event

Prospectus                        Additional Information You Should Know      27


the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

28   Additional Information You Should Know         American Century Investments


                                      NOTES

                                                                    Notes    29



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

www.americancentury.com

[american century logo]
American
Century(sm)

9704           [recycled logo]
SH-BKT-8011       Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                 APRIL 1, 1997


                                   TWENTIETH
                                   CENTURY(R)
                                     GROUP

                              International Growth
                            International Discovery
                                Emerging Markets

INSTITUTIONAL CLASS

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

  BENHAM GROUP(R)         AMERICAN CENTURY GROUP         TWENTIETH CENTURY GROUP


 MONEY MARKET FUNDS          ASSET ALLOCATION &                GROWTH FUNDS
GOVERNMENT BOND FUNDS          BALANCED FUNDS               INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS          SPECIALTY FUNDS

                                                          International Growth
                                                         International Discovery
                                                            Emerging Markets





                                   PROSPECTUS
                                 APRIL 1, 1997


                      International Growth o International
                          Discovery o Emerging Markets

                              INSTITUTIONAL CLASS

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.


     American Century World Mutual Funds, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Twentieth Century Group are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 10.


     Each fund's shares offered by this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

     The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.


     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL GROWTH FUND

     The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND

     The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

AMERICAN CENTURY -- TWENTIETH CENTURY EMERGING MARKETS FUND

     The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

     SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

     There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments


                               TABLE OF CONTENTS


Investment Objectives of the Funds .........................................2
Transaction and Operating Expense Table ....................................4
Performance Information of Other Class .....................................5


INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ...........................................7
   International Growth ....................................................7
   International Discovery .................................................7
   Emerging Markets ........................................................8
   Policies Applicable to All Funds ........................................9
Risk Factors ..............................................................10
   Investing in Foreign Securities Generally ..............................10
   Speculative Nature of International Discovery and Emerging Markets .....11
   Investing in Emerging Market Countries .................................11
   Investing in Smaller Companies .........................................12
   Investing in Lower Quality Debt Instruments ............................12
Other Investment Practices, Their Characteristics and Risks ...............12
   Forward Currency Exchange Contracts ....................................12
   Indirect Foreign Investment ............................................13
   Sovereign Debt Obligations .............................................13
   Portfolio Turnover .....................................................13
   Repurchase Agreements ..................................................13
   When-Issued Securities .................................................14
   Short Sales ............................................................14
   Rule 144A Securities ...................................................14
Performance Advertising ...................................................15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................16
Investing in American Century .............................................16
How to Open an Account ....................................................16
     By Mail ..............................................................16
     By Wire ..............................................................16
     By Exchange ..........................................................16
     In Person ............................................................16
   Subsequent Investments .................................................17
     By Mail ..............................................................17
     By Telephone .........................................................17
     By Wire ..............................................................17
     In Person ............................................................17
   Automatic Investment Plan ..............................................17
Minimum Investment ........................................................17
How to Exchange from One Account to Another ...............................17
     By Mail ..............................................................18
     By Telephone .........................................................18
How to Redeem Shares ......................................................18
     By Mail ..............................................................18
     By Telephone .........................................................18
     By Check-A-Month .....................................................18
     Other Automatic Redemptions ..........................................18
   Redemption Proceeds ....................................................18
     By Check .............................................................19
     By Wire and ACH ......................................................19
   Special Requirements for Large Redemptions .............................19
Signature Guarantee .......................................................19
Special Shareholder Services ..............................................19
     Open Order Service ...................................................20
     Tax-Qualified Retirement Plans .......................................20
Important Policies Regarding Your Investments .............................20
Reports to Shareholders ...................................................21
Customers of Banks, Broker-Dealers and Other Financial Intermediaries .....21

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................22
   When Share Price Is Determined .........................................22
   How Share Price Is Determined ..........................................22
   Where to Find Information About Share Price ............................23
Distributions .............................................................23
Taxes .....................................................................23
   Tax-Deferred Accounts ..................................................23
   Taxable Accounts .......................................................23
Management ................................................................25
   Investment Management ..................................................25
   Code of Ethics .........................................................26
   Transfer and Administrative Services ...................................26
Distribution of Fund Shares ...............................................26
Further Information About American Century ................................27

Prospectus                                                Table of Contents    3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                       International     International      Emerging
                                                                          Growth           Discovery         Markets

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ................................    none             none              none
Maximum Sales Load Imposed on Reinvested Dividends .....................    none             none              none
Deferred Sales Load ....................................................    none             none              none
Redemption Fee .........................................................    none             none(1)           none(1)
Exchange Fee ...........................................................    none             none              none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):


Management Fees(2) .....................................................   1.22%(3)         1.55%(3)          1.80%(3)
12b-1 Fees .............................................................    none             none              none
Other Expenses(4) ......................................................   0.00%            0.00%             0.00%
Total Fund Operating Expenses(2) .......................................   1.22%(3)         1.55%(3)          1.80%(3)


EXAMPLE:


You would pay the following expenses on a                      1 year       $ 12             $ 16              $ 18
$1,000 investment, assuming a 5% annual return and            3 years         39               49                56
redemption at the end of each time period(2):                 5 years         67               84                97
                                                             10 years        147              183               210


(1) Shares of International Discovery or Emerging Markets exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund. See "How to Exchange from One Account to Another," page 17 and "How to Redeem Shares," page 18.


(2) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth and International Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996, and that the reduced management fees for International Growth and International Discovery had been in effect throughout the periods indicated.


(3) International Growth pays an annual management fee of 1.30% of the first $1 billion of average net assets, 1.00% of the next $1 billion of average net assets, and 0.90% of average net assets over $2 billion; International
     Discovery pays an annual management fee of 1.55% of the first $500 million of average net assets, 1.20% of the next $500 million average net assets, and 1.00% of average net assets over $1 billion; and Emerging Markets pays an annual management fee of 1.80% of the first $500 million of average net assets, 1.30% of the next $500 million of average net assets, and 1.05% of average net assets over $1 billion.


(4) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.


     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The shares offered by this Prospectus are Institutional Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 27.


4    Transaction and Operating Expense Table        American Century Investments


                     PERFORMANCE INFORMATION OF OTHER CLASS

                              INTERNATIONAL GROWTH

     The Institutional Class of the fund was established September 3, 1996, however, no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

     The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                        1996         1995         1994         1993         1992       1991(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .............     $7.51        $7.47        $7.34        $5.79        $5.33         $5.10
                                                    --------     --------     --------     --------     --------      --------
Income from Investment Operations

   Net Investment Income (Loss) ..................  (.01)(2)          .01        (.04)        (.04)          .06           .01

   Net Realized and Unrealized Gain
      on Investment Transactions .................      1.24          .40          .57         1.78          .41           .22
                                                    --------     --------     --------     --------     --------      --------
   Total from Investment Operations ..............      1.23          .41          .53         1.74          .47           .23
                                                    --------     --------     --------     --------     --------      --------
Distributions

   From Net Investment Income ....................     (.01)           --           --       (.036)       (.005)            --

   In Excess of Net Investment Income ............        --           --           --       (.155)       (.002)            --

   From Net Realized Gains on
      Investment Transactions ....................        --       (.372)       (.402)           --           --            --
                                                    --------     --------     --------     --------     --------      --------
   Total Distributions ...........................     (.01)       (.372)       (.402)       (.191)       (.007)            --
                                                    --------     --------     --------     --------     --------      --------
Net Asset Value, End of Period ...................     $8.73        $7.51        $7.47        $7.34        $5.79         $5.33
                                                    ========     ========     ========     ========     ========      ========
   TOTAL RETURN(3) ...............................    16.35%        5.93%        7.28%       31.04%        8.77%         4.51%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
      to Average Net Assets ......................  1.65%(4)        1.77%        1.84%        1.90%        1.91%         1.93%(5)

   Ratio of Net Investment Income (Loss)
      to Average Net Assets ......................    (.07)%         .25%       (.53)%       (.34)%         .95%          .26%(5)

   Portfolio Turnover Rate .......................      158%         169%         242%         255%         180%           84%

   Average Commission Paid
      per Investment Security Traded .............    $.0195       $.0020        --(6)        --(6)        --(6)            --(6)

   Net Assets, End of Period (in thousands) ......$1,342,608   $1,210,442   $1,316,642     $759,238     $215,346       $43,076

(1)  May 9, 1991, (inception) through November 30, 1991.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.

Prospectus                           Performance Information of Other Class    5


                     PERFORMANCE INFORMATION OF OTHER CLASS

                            INTERNATIONAL DISCOVERY

     The Institutional Class of the fund was established September 3, 1996, however, no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

     The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                                            1996             1995           1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ..............................        $5.70            $5.39             $5.00
                                                                        --------         --------          --------
Income from Investment Operations

   Net Investment Income (Loss) ...................................     (.02)(2)              .03             (.02)

   Net Realized and Unrealized Gain
      on Investment Transactions ..................................         1.95              .28               .41
                                                                        --------         --------          --------
   Total from Investment Operations ...............................         1.93              .31               .39
                                                                        --------         --------          --------
Distributions

   From Net Investment Income .....................................        (.01)               --                --

   In Excess of Net Investment Income .............................        (.02)               --                --
                                                                        --------         --------          --------
   Total Distributions ............................................        (.03)               --                --
                                                                        --------         --------          --------
Net Asset Value, End of Period ....................................        $7.60            $5.70             $5.39
                                                                        ========         ========          ========
   TOTAL RETURN(3) ................................................       34.06%            5.75%             7.80%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets ..............     1.88%(4)            2.00%             2.00%(5)

   Ratio of Net Investment Income (Loss) to Average Net Assets ....       (.31)%             .27%            (.48)%(5)

   Portfolio Turnover Rate ........................................         130%             168%               56%

   Average Commission Paid per Investment Security Traded .........       $.0054           $.0040                --(6)

   Net Assets, End of Period (in thousands) .......................     $377,128         $114,579          $111,202

(1)  April 1, 1994, (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.

6    Performance Information of Other Class         American Century Investments


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 10, BEFORE MAKING AN INVESTMENT IN EITHER FUND.

INTERNATIONAL GROWTH

     The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers. The fund will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

     Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

     The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher quality debt securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

INTERNATIONAL DISCOVERY

     The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

     The manager will purchase securities of issuers that have, in the opinion of the manager, significant growth potential. The fund will seek to invest in securities of issuers with one or more identifiable catalysts that, in the opinion of the manager, are likely to cause the issuer to experience accelerating growth. Such catalysts

Prospectus                                  Information Regarding the Funds    7


may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer, or other similar factors.

     As noted, the fund may invest in smaller foreign issuers in both (i) countries characterized as having developed markets and in (ii) countries characterized as having emerging markets. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery and Emerging Markets," page 11.

     The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

     There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

     To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

EMERGING MARKETS

     The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also include the securities of issuers which derive a significant portion of their business from emerging market countries. See "Policies Applicable to All Funds," page 9. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery and Emerging Markets," page 11.

     The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

     There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will

8    Information Regarding the Funds                American Century Investments


be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

POLICIES APPLICABLE TO ALL FUNDS

     The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

     The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

     Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

     To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

     In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 22.

     Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.

     In order to  achieve  maximum  investment  flexibility,  the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The investment manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

     The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country,
(ii) securities,

Prospectus                                  Information Regarding the Funds    9


regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

     The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject to the investment policies of the particular fund) or region.

     At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

     Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

     Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

     Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 23.

     Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and

10   Information Regarding the Funds                American Century Investments


supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.


     Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


SPECULATIVE NATURE OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS

     In addition to the risks posed by foreign investing generally, International Discovery will be investing in the securities of companies having comparatively small market capitalizations, and Emerging Markets will be investing primarily in securities of issuers in emerging market countries. Likewise, International Discovery may invest up to 50% of its assets in issuers in emerging market countries. See "Investing in Emerging Market Countries," this page and "Investing in Smaller Companies," page 12. As a result, an investment in these funds should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING MARKET COUNTRIES

     Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

     Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

     The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.


     The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to


Prospectus                                  Information Regarding the Funds   11



the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.


INVESTING IN SMALLER COMPANIES

     International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER QUALITY DEBT INSTRUMENTS

     There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities, and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

     For additional information, see "Investment Restrictions" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of a fund.

     To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into a foreign currency exchange

12   Information Regarding the Funds                American Century Investments


contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

     If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

     Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

     The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


     The portfolio turnover rates of the funds are shown in the financial information on pages 5 and 6 of this Prospectus.


     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS


     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

     A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing


Prospectus                                  Information Regarding the Funds   13



obligation  purchased  constitutes  security for the  repurchase  obligation,  a
repurchase   agreement   can  be  considered  a  loan   collateralized   by  the
interest-bearing obligation.

     A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

     The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


WHEN-ISSUED SECURITIES

     Each fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment make take significantly longer.

     Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

     Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


RULE 144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manger. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


14   Information Regarding the Funds                American Century Investments


PERFORMANCE ADVERTISING


     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Institutional Class and for the other classes offered by the funds.


     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may also be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative  comparison,  which  may be based  upon  historical  or  expected  fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                  Information Regarding the Funds   15


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest with American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 17 and"Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 21.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64141-6200

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 17 for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

16 How to Invest with American Century Investments  American Century Investments


     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE


     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.


BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 16 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on pages 16 and 17.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT

     The minimum investment is $5 million ($3 million for endowments and foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 22.


     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

     If,  in  any  90-day   period,   the  total  of  your  exchanges  and  your
redemptions from any one account exceeds

Prospectus                  How to Invest with American Century Investments   17


the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 19.

     IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have of fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling one of our Institutional Service Representatives at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES


     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 19.


     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

     IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. See "Signature Guarantee," page 19.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

     You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan or to request a brochure, please call an Investor Services Representative.

OTHER AUTOMATIC REDEMPTIONS


     You may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Institutional Service Representatives.


REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

18 How to Invest with American Century Investments  American Century Investments


     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

     If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

     If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite its right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o   redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

Prospectus                  How to Invest with American Century Investments   19


OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's Prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o   Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and nonprofit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be

20 How to Invest with American Century Investments  American Century Investments


     responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated Prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through a bank, broker-dealer or other financial intermediary.

     If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about the funds and services, to obtain a current Prospectus or to get answers to any questions about the funds that you are unable to obtain through your plan administrator or financial intermediary.

Prospectus                  How to Invest with American Century Investments   21


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.


HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close

22   Additional Information You Should Know         American Century Investments


of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


     The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset value of the Investor Class of Emerging Markets will be published in newspapers when the fund meets the minimum size requirements for listing. The net asset value of the Institutional Class of each fund may be obtained by calling us.


DISTRIBUTIONS

     In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

     For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the price of your shares prior to distribution, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term

Prospectus                           Additional Information You Should Know   23


capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

     If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

     If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.


     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 23.


     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code, we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares

24   Additional Information You Should Know         American Century Investments


within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT


     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to The Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of the funds and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the past five years are as follows:

     HENRIK  STRABO,  Vice  President and  Portfolio  Manager,  joined  American
Century in 1993 as an Investment Analyst on the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.


     MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.


     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


     For the services provided to the Institutional Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:


Fund                                      Percent of Average Net Assets
-----------------------------------------------------------------------------
International Growth                          1.30% of first $1 billion
                                           1.00% of the next $1 billion
                                                  0.90% over $2 billion

International Discovery                     1.55% of first $500 million
                                         1.20% of the next $500 million
                                                  1.00% over $1 billion

Emerging Markets Fund                       1.80% of first $500 million
                                         1.30% of the next $500 million
                                                  1.05% over $1 billion
-----------------------------------------------------------------------------

     On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

     The management fees paid by the funds to the manager are higher than the fees paid by the various

Prospectus                           Additional Information You Should Know   25


other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.


     Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5 and 6 of this Prospectus to the same ratio of the other funds.


     The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

     Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.


     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


DISTRIBUTION OF FUND SHARES


     The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting sales of, and distributing the Institutional Class shares offered by this Prospectus. The Institutional Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


26   Additional Information You Should Know         American Century Investments


FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.


     The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The principal office of the funds is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century World Mutual Funds issues three series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


     American  Century  offers four classes of each of the funds offered by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.


     The Investor Class is primarily made available to retail investors. The Service Class and Advisor Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For additional information concerning the Service Class and Advisor Classes of shares not offered by this Prospectus, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


Prospectus                           Additional Information You Should Know   27


                                     NOTES

28   Notes


                                     NOTES

                                                                      Notes   29


P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9704           [recycled logo]
SH-BKT-8309       Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                 APRIL 1, 1997


                                   TWENTIETH
                                   CENTURY(R)
                                     GROUP

                              International Growth
                            International Discovery

INSTITUTIONAL CLASS

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

  BENHAM GROUP(R)         AMERICAN CENTURY GROUP         TWENTIETH CENTURY GROUP

 MONEY MARKET FUNDS          ASSET ALLOCATION &                GROWTH FUNDS
GOVERNMENT BOND FUNDS          BALANCED FUNDS               INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS          SPECIALTY FUNDS

                                                           International Growth
                                                         International Discovery



                                   PROSPECTUS
                                 APRIL 1, 1997


                              International Growth
                            International Discovery

                              INSTITUTIONAL CLASS

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.


     American Century World Mutual Funds, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Two of the funds from our Twentieth Century Group are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 9.


     Each fund's shares offered by this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

     The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.


     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL GROWTH FUND

     The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND

     The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

     SHARES OF THE FUND EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

     There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments


                               TABLE OF CONTENTS


Investment Objectives of the Funds ...................................2
Transaction and Operating Expense Table ..............................4
Performance Information of Other Class ...............................5


INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds .....................................7
   International Growth ..............................................7
   International Discovery ...........................................7
   Policies Applicable to Both Funds .................................8
Risk Factors .........................................................9
   Investing in Foreign Securities Generally .........................9
   Speculative Nature of International Discovery ....................10
   Investing in Emerging Market Countries ...........................10
   Investing in Smaller Companies ...................................11
   Investing in Lower Quality Debt Instruments ......................11
Other Investment Practices, Their Characteristics and Risks .........12
   Forward Currency Exchange Contracts ..............................12
   Indirect Foreign Investment ......................................12
   Sovereign Debt Obligations .......................................12
   Portfolio Turnover ...............................................13
   Repurchase Agreements ............................................13
   When-Issued Securities ...........................................13
   Short Sales ......................................................13
   Rule 144A Securities .............................................13
Performance Advertising .............................................14

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ........................................15
Investing in American Century .......................................15
How to Open an Account ..............................................15
     By Mail ........................................................15
     By Wire ........................................................15
     By Exchange ....................................................15
     In Person ......................................................15
   Subsequent Investments ...........................................16
     By Mail ........................................................16
     By Telephone ...................................................16
     By Wire ........................................................16
     In Person ......................................................16
   Automatic Investment Plan ........................................16
Minimum Investment ..................................................16
How to Exchange from One Account to Another .........................16
     By Mail ........................................................17
     By Telephone ...................................................17
How to Redeem Shares ................................................17
     By Mail ........................................................17
     By Telephone ...................................................17
     By Check-A-Month ...............................................17
     Other Automatic Redemptions ....................................17
   Redemption Proceeds ..............................................17
     By Check .......................................................18
     By Wire and ACH ................................................18
   Special Requirements for Large Redemptions .......................18
Signature Guarantee .................................................18
Special Shareholder Services ........................................18
     Open Order Service .............................................19
     Tax-Qualified Retirement Plans .................................19
Important Policies Regarding Your Investments .......................19
Reports to Shareholders .............................................20
Customers of Banks, Broker-Dealers and
   Other Financial Intermediaries ...................................20

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .........................................................21
   When Share Price Is Determined ...................................21
   How Share Price Is Determined ....................................21
   Where to Find Information About Share Price ......................22
Distributions .......................................................22
Taxes ...............................................................22
   Tax-Deferred Accounts ............................................22
   Taxable Accounts .................................................22
Management ..........................................................24
   Investment Management ............................................24
   Code of Ethics ...................................................25
   Transfer and Administrative Services .............................25
Distribution of Fund Shares .........................................25
Further Information About American Century ..........................26

Prospectus                                                Table of Contents    3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                       International     International
                                                                          Growth           Discovery

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ................................    none             none
Maximum Sales Load Imposed on Reinvested Dividends .....................    none             none
Deferred Sales Load ....................................................    none             none
Redemption Fee .........................................................    none             none(1)
Exchange Fee ...........................................................    none             none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):


Management Fees(2) .....................................................   1.22%(3)         1.55%(3)
12b-1 Fees .............................................................    none             none
Other Expenses(4) ......................................................   0.00%            0.00%
Total Fund Operating Expenses(2) .......................................   1.22%(3)         1.55%(3)


EXAMPLE:


You would pay the following expenses on a                      1 year       $ 12             $ 16
$1,000 investment, assuming a 5% annual return and            3 years         39               49
redemption at the end of each time period(2):                 5 years         67               84
                                                             10 years        147              183


(1) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund.
     See "How to  Exchange  from One  Account to  Another,"  page 16 and "How to
     Redeem Shares," page 17.


(2) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth and International Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996, and that the reduced management fees for International Growth and International Discovery had been in effect throughout the periods indicated.


(3) International Growth pays an annual management fee of 1.30% of the first $1 billion of average net assets, 1.00% of the next $1 billion of average net assets, and 0.90% of average net assets over $2 billion, and International
     Discovery pays an annual management fee of 1.55% of the first $500 million of average net assets, 1.20% of the next $500 million average net assets, and 1.00% of average net assets over $1 billion.


(4) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.


     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The shares offered by this Prospectus are Institutional Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 26.


4    Transaction and Operating Expense Table        American Century Investments


                     PERFORMANCE INFORMATION OF OTHER CLASS

                              INTERNATIONAL GROWTH

     The Institutional Class of the fund was established September 3, 1996, however, no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

     The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.


                                                      1996         1995         1994         1993         1992      1991(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ............    $7.51        $7.47        $7.34        $5.79        $5.33        $5.10
                                                  --------     --------     --------     --------     --------     --------
Income from Investment Operations

   Net Investment Income (Loss) ................. (.01)(2)          .01        (.04)        (.04)          .06          .01

   Net Realized and Unrealized Gain
      on Investment Transactions ................     1.24          .40          .57         1.78          .41          .22
                                                  --------     --------     --------     --------     --------     --------
   Total from Investment Operations .............     1.23          .41          .53         1.74          .47          .23
                                                  --------     --------     --------     --------     --------     --------
Distributions

   From Net Investment Income ...................    (.01)           --           --       (.036)       (.005)           --

   In Excess of Net Investment Income ...........       --           --           --       (.155)       (.002)           --

   From Net Realized Gains on
      Investment Transactions ...................       --       (.372)       (.402)           --           --           --
                                                  --------     --------     --------     --------     --------     --------
   Total Distributions ..........................    (.01)       (.372)       (.402)       (.191)       (.007)           --
                                                  --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period ..................    $8.73        $7.51        $7.47        $7.34        $5.79        $5.33
                                                  ========     ========     ========     ========     ========     ========
   TOTAL RETURN(3) ..............................   16.35%        5.93%        7.28%       31.04%        8.77%        4.51%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
      to Average Net Assets ..................... 1.65%(4)        1.77%        1.84%        1.90%        1.91%        1.93% (5)

   Ratio of Net Investment Income (Loss)
      to Average Net Assets .....................   (.07)%         .25%       (.53)%       (.34)%         .95%         .26% (5)

   Portfolio Turnover Rate ......................     158%         169%         242%         255%         180%          84%

   Average Commission Paid
      per Investment Security Traded ............   $.0195       $.0020        --(6)        --(6)        --(6)           -- (6)

   Net Assets, End of Period (in thousands) .....$1,342,608  $1,210,442   $1,316,642     $759,238     $215,346      $43,076

(1)  May 9, 1991, (inception) through November 30, 1991.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.

Prospectus                           Performance Information of Other Class    5


                     PERFORMANCE INFORMATION OF OTHER CLASS

                            INTERNATIONAL DISCOVERY

     The Institutional Class of the fund was established September 3, 1996, however, no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

     The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.


                                                                        1996              1995          1994(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period ..............................    $5.70             $5.39            $5.00
                                                                    --------          --------         --------
Income from Investment Operations

   Net Investment Income (Loss) ................................... (.02)(2)               .03            (.02)

   Net Realized and Unrealized Gain
      on Investment Transactions ..................................     1.95               .28              .41
                                                                    --------          --------         --------
   Total from Investment Operations ...............................     1.93               .31              .39
                                                                    --------          --------         --------
Distributions

   From Net Investment Income .....................................    (.01)                --               --

   In Excess of Net Investment Income .............................    (.02)                --               --
                                                                    --------          --------         --------
   Total Distributions ............................................    (.03)                --               --
                                                                    --------          --------         --------
Net Asset Value, End of Period ....................................    $7.60             $5.70            $5.39
                                                                    ========          ========         ========
   TOTAL RETURN(3) ................................................   34.06%             5.75%            7.80%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets .............. 1.88%(4)             2.00%            2.00% (5)

   Ratio of Net Investment Income (Loss) to Average Net Assets ....   (.31)%              .27%           (.48)% (5)

   Portfolio Turnover Rate ........................................     130%              168%              56%

   Average Commission Paid per Investment Security Traded .........   $.0054            $.0040               -- (6)

   Net Assets, End of Period (in thousands) ....................... $377,128          $114,579         $111,202

(1)  April 1, 1994, (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.

6    Performance Information of Other Class         American Century Investments


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 9, BEFORE MAKING AN INVESTMENT IN EITHER FUND.

INTERNATIONAL GROWTH

     The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers. The fund will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

     Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

     The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher quality debt securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

INTERNATIONAL DISCOVERY

     The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

     The manager will purchase securities of issuers that have, in the opinion of the manager, significant growth potential. The fund will seek to invest in securities of issuers with one or more identifiable catalysts that, in the opinion of the manager, are likely to cause the issuer to experience accelerating growth. Such catalysts

Prospectus                                  Information Regarding the Funds    7


may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer, or other similar factors.

     As noted, the fund may invest in smaller foreign issuers in both (i) countries characterized as having developed markets and in (ii) countries characterized as having emerging markets. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery," page 10.

     The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

     There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

     To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

POLICIES APPLICABLE TO BOTH FUNDS

     The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

     The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

     Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

     To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

     In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing

8    Information Regarding the Funds                American Century Investments


interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 21.

     Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.

     In order to  achieve  maximum  investment  flexibility,  the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The investment manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

     The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country,
(ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

     The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject to the investment policies of the particular fund) or region.

     At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

     Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

     Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against

Prospectus                                  Information Regarding the Funds    9


such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

     Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 22.

     Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.


     Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


SPECULATIVE NATURE OF INTERNATIONAL DISCOVERY

     In addition to the risks posed by foreign investing generally, International Discovery will be investing in the securities of companies having comparatively small market capitalizations and may invest up to 50% of its assets in issuers in emerging market countries. See "Investing in Emerging Market Countries," this page and "Investing in Smaller Companies," page 11. As a result, an investment in the fund should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that International Discovery will pursue. An investment in the fund should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING MARKET COUNTRIES

     Each fund included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

10   Information Regarding the Funds                American Century Investments


     Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

     The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.


     The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.


INVESTING IN SMALLER COMPANIES

     International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER QUALITY DEBT INSTRUMENTS

     There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities, and government obligations in which
International Discovery may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

Prospectus                                  Information Regarding the Funds   11


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

     For additional information, see "Investment Restrictions" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of a fund.

     To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

     If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

     Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

     The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments

12   Information Regarding the Funds                American Century Investments


such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


     The portfolio turnover rates of the funds are shown in the financial information on pages 5 and 6 of this Prospectus.


     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

     A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.

     A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

     The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


WHEN-ISSUED SECURITIES

     Each fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment make take significantly longer.

     Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

     Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.


RULE 144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds'


Prospectus                                  Information Regarding the Funds   13



criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investorsrather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manger. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PERFORMANCE ADVERTISING


     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Institutional Class and for the other classes offered by the funds.


     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may also be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative  comparison,  which  may be based  upon  historical  or  expected  fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

14   Information Regarding the Funds                American Century Investments


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest with American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 16 and"Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 20.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64141-6200

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o    Taxpayer identification or Social Security number.

     o If more than one account, account numbers and amount to be invested in each account.

     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 16 for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

Prospectus                  How to Invest with American Century Investments   15


     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE


     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.


BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 15 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on pages 15 and 16.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT

     The minimum investment is $5 million ($3 million for endowments and foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


     As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 21.


     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

     If,  in  any  90-day   period,   the  total  of  your  exchanges  and  your
redemptions from any one account exceeds

16 How to Invest with American Century Investments  American Century Investments


the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 18.

     IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have of fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling one of our Institutional Service Representatives at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 18.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

     IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. See "Signature Guarantee," page 18.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

     You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     You may elect to make redemptions automatically by authorizing us to send funds to you or your account at a bank or other financial institution. To set up automatic redemptions, call one of our Institutional Service Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Prospectus                  How to Invest with American Century Investments   17


     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

     If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

     If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite its right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

     o   redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

18 How to Invest with American Century Investments  American Century Investments


OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's Prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

     Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o   Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and nonprofit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be

Prospectus                  How to Invest with American Century Investments   19


          responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
          registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated Prospectus at least once each year. Please read these materials carefully as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through a bank, broker-dealer or other financial intermediary.

     If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about the funds and services, to obtain a current Prospectus or to get answers to any questions about the funds that you are unable to obtain through your plan administrator or financial intermediary.

20 How to Invest with American Century Investments  American Century Investments


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account, if they are deposited before the time as of which the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.


HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close

Prospectus                           Additional Information You Should Know   21


of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


     The net asset value of the Investor Class of the funds are published in leading newspapers daily. The net asset value of the Institutional Class of each fund may be obtained by calling us.


DISTRIBUTIONS

     In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

     For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the price of your shares prior to distribution, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you

22   Additional Information You Should Know         American Century Investments


should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

     If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

     If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 22.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code, we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting

Prospectus                           Additional Information You Should Know   23


in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to The Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of the funds and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the past five years are as follows:

     HENRIK  STRABO,  Vice  President and  Portfolio  Manager,  joined  American
Century in 1993 as an Investment Analyst on the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.


     MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Institutional Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:


Fund                                      Percent of Average Net Assets
-----------------------------------------------------------------------------
International Growth                          1.30% of first $1 billion
                                           1.00% of the next $1 billion
                                                  0.90% over $2 billion

International Discovery                     1.55% of first $500 million
                                         1.20% of the next $500 million
                                                  1.00% over $1 billion
-----------------------------------------------------------------------------

     On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

     The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund

24   Additional Information You Should Know         American Century Investments


owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.


     Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5 and 6 of this Prospectus to the same ratio of the other funds.

     The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.


CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

     Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.


     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


DISTRIBUTION OF FUND SHARES

     The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting sales of, and distributing the Institutional Class shares offered by this Prospectus. The Institutional Class of shares does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

Prospectus                           Additional Information You Should Know   25


FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.


     The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.


     The principal office of the funds is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century World Mutual Funds issues two series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American  Century  offers four classes of each of the funds offered by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.


     The Investor Class is primarily made available to retail investors. The Service Class and Advisor Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For additional information concerning the Service Class and Advisor Classes of shares not offered by this Prospectus, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

26   Additional Information You Should Know         American Century Investments


                                     NOTES

                                                                      Notes   27


                                     NOTES

28   Notes


                                     NOTES

                                                                      Notes   29


P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9704           [recycled logo]
SH-BKT-8012       Recycled

                                   PROSPECTUS



                             [american century logo]
                                    American
                                   Century(sm)


                                 APRIL 1, 1997


                                    TWENTIETH
                                   CENTURY(R)
                                      GROUP


                              INTERNATIONAL GROWTH
                             INTERNATIONAL DISCOVERY
                                EMERGING MARKETS


ADVISOR CLASS

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS



American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.



                          AMERICAN CENTURY INVESTMENTS


      Benham Group(R)          American Century Group   Twentieth Century Group

      MONEY MARKET FUNDS          ASSET ALLOCATION &
    GOVERNMENT BOND FUNDS          BALANCED FUNDS            GROWTH FUNDS
    DIVERSIFIED BOND FUNDS     CONSERVATIVE EQUITY FUNDS   INTERNATIONAL FUNDS
     MUNICIPAL BOND FUNDS           SPECIALTY FUNDS

                                                          International Growth
                                                         International Discovery
                                                            Emerging Markets




                                       PROSPECTUS


                                     APRIL 1, 1997


                          INTERNATIONAL GROWTH o INTERNATIONAL
                              DISCOVERY o EMERGING MARKETS
                                     ADVISOR CLASS

                       AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.


American Century World Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Three of the funds from our Twentieth Century Group are described in this Prospectus. Their investment objectives are described on page 2 of this Prospectus. The other funds are described in separate prospectuses.



The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 11.


Each fund's shares offered by this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 services and distribution fees as described in this Prospectus.

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                              American Century Investments
                           4500 Main Street o P.O. Box 419385
                   Kansas City, Missouri 64141-6385 o 1-800-345-3533
                           International calls: 816-531-5575
                        Telecommunications Device for the Deaf:
                       1-800-345-1833 o In Missouri: 816-753-0700
                           Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1

                           INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND

The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND

The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

AMERICAN CENTURY -- TWENTIETH CENTURY
EMERGING MARKETS FUND

The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.


SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objectives                          American Century Investments


                                   TABLE OF CONTENTS



Investment Objectives of the Funds..................2
Transaction and Operating Expense Table.............4
Financial Highlights................................5
Performance Information of Other Class..............6

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds....................8
   International Growth.............................8
   International Discovery..........................8
   Emerging Markets.................................9
   Policies Applicable to All Funds................10
Risk Factors.......................................11
   Investing in Foreign Securities Generally.......11
   Speculative Nature of International Discovery
      and Emerging Markets.........................12
   Investing in Emerging Market Countries..........12
   Investing in Smaller Companies..................13
   Investing in Lower Quality Debt Instruments.....13
Other Investment Practices, Their  Characteristics
   and Risks.......................................13
   Forward Currency Exchange Contracts.............13
   Indirect Foreign Investment.....................14
   Sovereign Debt Obligations......................14
   Portfolio Turnover..............................14
   Repurchase Agreements...........................14
   When-Issued Securities..........................15
   Short Sales.....................................15
   Rule 144A Securities............................15
Performance Advertising............................15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American Century Funds....17
How to Exchange from One American Century
   Fund to Another.................................17
How to Redeem Shares...............................17
Special Requirements for Large Redemptions.........18
Telephone Services.................................18
   Investors Line..................................18

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price........................................19
   When Share Price Is Determined..................19
   How Share Price Is Determined...................19
   Where to Find Information About Share Price.....20
Distributions......................................20
Taxes..............................................20
   Tax-Deferred Accounts...........................20
   Taxable Accounts................................20
Management.........................................21
   Investment Management...........................21
   Code of Ethics..................................23
   Transfer and Administrative Services............23
Distribution of Fund Shares........................23
   Services and Distribution Fees..................23
Further Information About American Century.........24


Prospectus                                                Table of Contents    3


                        TRANSACTION AND OPERATING EXPENSE TABLE


                                                           International   International     Emerging
                                                              Growth         Discovery        Markets

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases................        none            none            none
Maximum Sales Load Imposed on Reinvested Dividends.....        none            none            none
Deferred Sales Load....................................        none            none            none
Redemption Fee.........................................        none           none(1)         none(1)
Exchange Fee...........................................        none            none            none

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS):


Management Fees(2).....................................      1.17%(3)        1.50%(3)        1.75%(3)
12b-1 Fees(4)..........................................        0.50%           0.50%           0.50%
Other Expenses(5)......................................        0.00%           0.00%           0.00%
Total Fund Operating Expenses(2).......................      1.67%(3)        2.00%(3)        2.25%(3)


EXAMPLE:

You would pay the following expenses on a             1 year   $ 17            $ 20            $ 23
$1,000 investment, assuming a 5% annual return and   3 years    52              62              70
redemption at the end of each time period(2):        5 years    90              107             119
                                                    10 years    196             231             256


(1) Shares of International Discovery or Emerging Markets exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund. See "How to Exchange from One American Century Fund to Another," page 17 and "How to Redeem Shares," page 17.


(2) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth and International Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996, and that the reduced management fees for International Growth and International Discovery had been in effect throughout the periods indicated.


(3) International Growth pays an annual management fee of 1.25% of the first $1 billion of average net assets, 0.95% of the next $1 billion of average net assets, and 0.85% of average net assets over $2 billion; International
     Discovery pays an annual management fee of 1.50% of the first $500 million of average net assets, 1.15% of the next $500 million average net assets, and 0.95% of average net assets over $1 billion; and Emerging Markets pays an annual management fee of 1.75% of the first $500 million of average net assets, 1.25% of the next $500 million of average net assets, and 1.00% of average net assets over $1 billion.

(4)  The 12b-1 fee is designed to permit  investors  to purchase  Advisor  Class
     shares  through  broker-dealers,   banks,  insurance  companies  and  other
     financial  intermediaries.  A portion of the fee is used to compensate them for ongoing recordkeeping and administrative  services that would otherwise be  performed  by an  affiliate  of the  manager,  and a portion is used to compensate  them for  distribution  and  other  shareholder  services.  See
     "Service and Distribution Fees," page 23.


(5) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.



The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


The shares offered by this Prospectus are Advisor Class shares. The funds offer three other classes of shares, one of which is primarily available to retail investors and two that are primarily available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," at page 24.



4    Transaction and Operating Expense Table        American Century Investments


                              FINANCIAL HIGHLIGHTS
                              INTERNATIONAL GROWTH



The sale of the Advisor Class of the fund commenced on October 2, 1996. Performance information of the original class of shares, which commenced operations on May 9, 1991, is presented on page 6.

The Financial Highlights for the period presented have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended November 30, 1996.


                                                                        1996(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period..............................       $8.41
                                                                       --------

Income from Investment Operations
     Net Investment (Loss)........................................     (.01)(2)

     Net Realized and Unrealized Gain on Investment
        Transactions..............................................        .32
                                                                       --------

     Total from Investment Operations.............................        .31
                                                                       --------

Net Asset Value, End of Period....................................       $8.72
                                                                        =======

     TOTAL RETURN(3)..............................................       3.69%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating Expenses to Average Net Assets............     1.67%(4)

     Ratio of Net Investment (Loss) to Average Net Assets.........     (.76)%(4)

     Portfolio Turnover Rate......................................       158%

     Average Commission Paid per Investment Security Traded.......       $.020

     Net Assets, End of Period (in thousands).....................      $3,803

(1) October 2, 1996 (commencement of sale of the Advisor Class) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns are not annualized.

(4)  Annualized.






Prospectus                                             Financial Highlights    5


                         PERFORMANCE INFORMATION OF OTHER CLASS
                                  INTERNATIONAL GROWTH


The original class of shares of International Growth were designated the "Investor Class" effective September 3, 1996. The financial information in the following table reflects the performance of the fund's Investor Class of shares. Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class shares offered by this Prospectus. Had the Advisor Class shares been in existence for the fund for the time periods presented, the performance results for that class would be lower as a result of the additional expense.

The performance information for the fiscal year ended November 30, 1996, has been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for an Investor Class share outstanding throughout the years ended November 30, except as noted.


                                                            1996        1995       1994      1993       1992     1991(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period.....................   $7.51       $7.47      $7.34     $5.79      $5.33     $5.10
                                                           -------     -------    -------   -------    -------   -------

Income From Investment Operations
   Net Investment Income (Loss).......................... (.01)(2)       .01       (.04)     (.04)       .06       .01

   Net Realized and Unrealized Gain on Investment
   Transactions..........................................   1.24         .40        .57      1.78        .41       .22
                                                           -------     -------    -------   -------    -------   -------

   Total from Investment Operations......................   1.23         .41        .53      1.74        .47       .23
                                                           -------     -------    -------   -------    -------   -------

Distributions

   From Net Investment Income............................   (.01)        --         --      (.036)     (.005)      --

   In Excess of Net Investment Income....................    --          --         --      (.155)     (.002)      --

   From Net Realized Gains on Investment Transactions....    --        (.372)     (.402)      --         --        --
                                                           -------     -------    -------   -------    -------   -------

   Total Distributions...................................   (.01)      (.372)     (.402)    (.191)     (.007)      --
                                                           -------     -------    -------   -------    -------   -------

Net Asset Value, End of Period...........................   $8.73       $7.51      $7.47     $7.34      $5.79     $5.33
                                                           =======     =======    =======   =======    =======   =======

   TOTAL RETURN(3).......................................  16.35%       5.93%      7.28%    31.04%      8.77%     4.51%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets..... 1.65%(4)      1.77%      1.84%     1.90%      1.91%   1.93%(5)

   Ratio of Net Investment Income (Loss)
     to Average Net Assets...............................  (.07)%       .25%      (.53)%    (.34)%      .95%     .26%(5)

   Portfolio Turnover Rate...............................   158%        169%       242%      255%       180%       84%

   Average Commission Paid per Investment Security Traded  $.0195      $.0020     --(6)     --(6)      --(6)     --(6)

   Net Assets, End of Period (in thousands)..............$1,342,608  $1,210,442 $1,316,642 $759,238   $215,346   $43,076

(1)  May 9, 1991, (inception) through November 30, 1991.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.



6    Performance Information of Other Class         American Century Investments


                         PERFORMANCE INFORMATION OF OTHER CLASS
                                INTERNATIONAL DISCOVERY


The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.


                                                                1996          1995        1994(1)

PER-SHARE DATA

Net Asset Value at Beginning of Period...................       $5.70         $5.39        $5.00
                                                               -------       -------      ------

Income from Investment Operations
     Net Investment Income (Loss).........................    (.02)(2)         .03         (.02)

Net Realized and Unrealized Gain
     on Investment Transactions...........................      1.95           .28          .41
                                                               -------       -------      ------

     Total from Investment Operations.....................      1.93           .31          .39
                                                               -------       -------      ------

Distributions

     From Net Investment Income...........................      (.01)           -            -
                                                               -------       -------      ------

     In Excess of Net Investment Income...................      (.02)           -            -
                                                               -------       -------      ------

     Total Distributions..................................      (.03)           -            -

Net Asset Value, End of Period............................      $7.60         $5.70        $5.39
                                                               =======       =======      =======

TOTAL RETURN(3)...........................................     34.06%         5.75%        7.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets.........    1.88%(4)        2.00%      2.00%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets                  (.31)%        .27%
(.48)%(5)

Portfolio Turnover Rate...................................      130%          168%          56%

Average Commission Paid per Investment Security Traded....     $.0054        $.0040        -(6)

Net Assets, End of Period (in thousands)..................    $377,128      $114,579     $111,202

(1)  April 1, 1994, (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.



Prospectus                           Performance Information of Other Class    7


                            INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS


The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 11 BEFORE MAKING AN INVESTMENT IN EITHER FUND.

INTERNATIONAL GROWTH

The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers. The fund will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities (see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information).

INTERNATIONAL DISCOVERY

The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

The manager will purchase securities of issuers that have, in the opinion of the manager, significant growth potential. The fund will seek to invest in securities of issuers with one or more identifiable catalysts that, in the opinion of the manager, are likely to cause the issuer to experience accelerating growth.

8    Information Regarding the Funds                American Century Investments

Such catalysts may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer or other similar factors.

As noted, the fund may invest in smaller foreign issuers in both (i) countries characterized as having developed markets and in (ii) countries characterized as having emerging markets. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery and Emerging Markets," page 12.

The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information). Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

EMERGING MARKETS

The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also include the securities of issuers which derive a significant portion of their business from emerging market countries. See "Policies Applicable to All Funds," page 10. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery and Emerging Markets," page 12.

The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income

Prospectus                                  Information Regarding the Funds    9

securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

POLICIES APPLICABLE TO ALL FUNDS

The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 19.

Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.

In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country, (ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or

10   Information Regarding the Funds                American Century Investments

services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject to the investment policies of the particular fund) or region.

At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 20.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

Prospectus                                  Information Regarding the Funds   11


Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


SPECULATIVE NATURE OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS

In addition to the risks posed by foreign investing generally, International Discovery will be investing in the securities of companies having comparatively small market capitalizations, and Emerging Markets will be investing primarily in securities of issuers in emerging market countries. Likewise, International Discovery may invest up to 50% of its assets in issuers in emerging market countries. See "Investing in Emerging Market Countries," this page and "Investing in Smaller Companies," page 13. As a result, an investment in these funds should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING MARKET COUNTRIES

Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.


The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.


12   Information Regarding the Funds                American Century Investments

INVESTING IN SMALLER COMPANIES

International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER QUALITY DEBT INSTRUMENTS

There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

For additional information, see "Investment Restrictions," in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of a fund.

To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a

Prospectus                                  Information Regarding the Funds   13

portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


The portfolio turnover rates of the funds are shown in the financial information on pages 5-7 of this Prospectus.


Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines that a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS


Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.

A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.


14   Information Regarding the Funds                American Century Investments


The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


WHEN-ISSUED SECURITIES

Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES


The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PERFORMANCE ADVERTISING


From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.


Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would

Prospectus                                  Information Regarding the Funds   15

have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

16   Information Regarding the Funds                American Century Investments

                                   HOW TO INVEST WITH
                              AMERICAN CENTURY INVESTMENTS

The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select an American Century fund as an investment option.

If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

If you have questions about a fund, see "Investment Policies of the Funds," page 8, or call an Institutional Service Representative at 1-800-345-3533.

Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 19.

We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges may be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 18.

IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

HOW TO REDEEM SHARES

Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 19. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

Prospectus                  How to Invest with American Century Investments   17

IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY AND EMERGING MARKETS SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, the funds reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the fund's right to redeem shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, the funds expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

18  How to Invest with American Century Investments American Century Investments

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.


Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days

Prospectus                           Additional Information You Should Know   19

when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset value of the Investor Class of Emerging Markets will be published in newspapers when the fund meets the minimum size requirements for listing. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.


DISTRIBUTIONS


In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.


THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase made by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will

20   Additional Information You Should Know         American Century Investments

be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 20.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

Prospectus                           Additional Information You Should Know   21

MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience during the past five years are as follows:





HENRIK STRABO, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.

MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.


The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the Advisor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:

Fund                                 Percent of Average Net Assets
---------------------------------------------------------------------
International Growth                     1.25% of first $1 billion
                                      0.95% of the next $1 billion
                                             0.85% over $2 billion

International Discovery                1.50% of first $500 million
                                    1.15% of the next $500 million
                                             0.95% over $1 billion

Emerging Markets                       1.75% of first $500 million
                                    1.25% of the next $500 million
                                            $1.00% over $1 billion
---------------------------------------------------------------------

On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated

22   Additional Information You Should Know         American Century Investments

with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.


Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5-7 of this Prospectus to the same ratio of the other funds.


The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.


From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.


The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES


The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.


SERVICE AND DISTRIBUTION FEES


Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various


Prospectus                           Additional Information You Should Know   23

distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.


The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the funds is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

American Century World Mutual Funds, Inc. issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


American  Century  offers  four  classes  of each of the funds  offered  by this
Prospectus: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.


The Investor Class is primarily made available to retail investors. The Institutional Class and Service Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call an Investor Services Representative at 1-800-345-2021. For information concerning the Institutional or Service Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may

24   Additional Information You Should Know         American Century Investments

request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

Prospectus                           Additional Information You Should Know   25



P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9704           [recycled logo]
SH-BKT-8310       Recycled

                                   PROSPECTUS



                             [american century logo]
                                    American
                                   Century(sm)


                                  APRIL 1, 1997


                                    TWENTIETH
                                   CENTURY(R)
                                      GROUP


                              International Growth
                             International Discovery


ADVISOR CLASS

                                 [front cover]

                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS



American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.



                          AMERICAN CENTURY INVESTMENTS

       Benham Group(R)        American Century Group     Twentieth Century Group

      MONEY MARKET FUNDS        ASSET ALLOCATION &
     GOVERNMENT BOND FUNDS        BALANCED FUNDS              GROWTH FUNDS
    DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS     INTERNATIONAL FUNDS
      MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

                                                          International Growth
                                                         International Discovery



                                   PROSPECTUS


                                  APRIL 1, 1997


                              INTERNATIONAL GROWTH
                             INTERNATIONAL DISCOVERY
                                  ADVISOR CLASS

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

American Century World Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Two of the funds from our Twentieth Century Group are described in this Prospectus. Their investment objectives are described on page 2 of this Prospectus. The other funds are described in separate prospectuses.


The funds described in this Prospectus invest primarily in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 10.


Each fund's shares offered by this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 services and distribution fees as described in this Prospectus.

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                              American Century Investments
                           4500 Main Street o P.O. Box 419385
                   Kansas City, Missouri 64141-6385 o 1-800-345-3533
                           International calls: 816-531-5575
                        Telecommunications Device for the Deaf:
                       1-800-345-1833 o In Missouri: 816-753-0700
                           Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                            1


                           INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND

The investment objective of International Growth (formerly International Equity) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that are considered by the manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND

The investment objective of International Discovery (formerly International Emerging Growth) is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). The fund may invest up to 50% of its assets in securities of issuers in emerging market countries. All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

SHARES OF THE FUND EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments


                                   TABLE OF CONTENTS



Investment Objectives of the Funds..................2
Transaction and Operating Expense Table.............4
Financial Highlights................................5
Performance Information of Other Class..............6


INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds....................8
   International Growth.............................8
   International Discovery..........................8
   Policies Applicable to Both Funds................9
Risk Factors.......................................10
   Investing in Foreign Securities Generally.......10
   Speculative Nature of International Discovery...11
   Investing in Emerging Market Countries..........11
   Investing in Smaller Companies..................12
   Investing in Lower Quality Debt Instruments.....12

Other Investment Practices, Their Characteristics
   and Risks.......................................12
   Forward Currency Exchange Contracts.............12
   Indirect Foreign Investment.....................13
   Sovereign Debt Obligations......................13
   Portfolio Turnover..............................13
   Repurchase Agreements...........................14
   When-Issued Securities..........................14
   Short Sales.....................................14
   Rule 144A Securities............................14
Performance Advertising............................15

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American Century Funds....16
How to Exchange from One American Century
   Fund to Another.................................16
How to Redeem Shares...............................16
Special Requirements for Large Redemptions.........17
Telephone Services.................................17
   Investors Line..................................17

ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price........................................18
   When Share Price Is Determined..................18
   How Share Price Is Determined...................18
   Where to Find Information About Share Price.....19
Distributions......................................19
Taxes..............................................19
   Tax-Deferred Accounts...........................19
   Taxable Accounts................................19
Management.........................................20
   Investment Management...........................20
   Code of Ethics..................................22
   Transfer and Administrative Services............22
Distribution of Fund Shares........................22
   Service and Distribution Fees...................22
Further Information About American Century.........23


Prospectus                                                Table of Contents    3


                     TRANSACTION AND OPERATING EXPENSE TABLE


                                                                     International     International
                                                                        Growth           Discovery


SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases................................  none              none
Maximum Sales Load Imposed on Reinvested Dividends.....................  none              none
Deferred Sales Load....................................................  none              none
Redemption Fee.........................................................  none              none(1)
Exchange Fee...........................................................  none              none

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS):


Management Fees(2).....................................................  1.17%(3)          1.50%(3)
12b-1 Fees(4)..........................................................  0.50%             0.50%
Other Expenses(5)......................................................  0.00%             0.00%
Total Fund Operating Expenses(2).......................................  1.67%(3)          2.00%(3)


EXAMPLE:


You would pay the following expenses on a              1 year            $ 17              $ 20
$1,000 investment, assuming a 5% annual return and     3 years             52                62
redemption at the end of each time period(2):          5 years             90               107
                                                      10 years            196               231


(1) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund.
     See "How to Exchange from One American Century Fund to Another," page 16 and "How to Redeem Shares," page 16.


(2) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth and International Discovery remain constant at $1,346,410,495 and $377,128,391, respectively, the assets of the funds as of November 30, 1996, and that the reduced management fees for International Growth and International Discovery had been in effect throughout the periods indicated.


(3) International Growth pays an annual management fee of 1.25% of the first $1 billion of average net assets, 0.95% of the next $1 billion of average net assets, and 0.85% of average net assets over $2 billion, and International
     Discovery pays an annual management fee of 1.50% of the first $500 million of average net assets, 1.15% of the next $500 million average net assets, and 0.95% of average net assets over $1 billion.

(4)  The 12b-1 fee is designed to permit  investors  to purchase  Advisor  Class
     shares  through  broker-dealers,   banks,  insurance  companies  and  other
     financial  intermediaries.  A portion of the fee is used to compensate them for ongoing recordkeeping and administrative  services that would otherwise be  performed  by an  affiliate  of the  manager,  and a portion is used to compensate  them for  distribution  and  other  shareholder  services.  See
     "Service and Distribution Fees," page 22.


(5) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.



The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


The shares offered by this Prospectus are Advisor Class shares. The funds offer three other classes of shares, one of which is primarily available to retail investors and two that are primarily available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," at page 23.


4    Transaction and Operating Expense Table        American Century Investments

                              FINANCIAL HIGHLIGHTS
                              INTERNATIONAL GROWTH


The sale of the Advisor Class of the fund commenced on October 2, 1996. Performance information of the original class of shares, which commenced operations on May 9, 1991, is presented on page 6.

The Financial Highlights for the period presented have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended November 30, 1996.


                                                                       1996(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period...............................     $8.41
                                                                       ------

Income from Investment Operations
   Net Investment (Loss)...........................................   (.01)(2)

   Net Realized and Unrealized Gain on Investment
      and Foreign Currency Transactions............................      .32
                                                                       ------

   Total from Investment Operations................................      .31
                                                                       ------

Net Asset Value, End of Period.....................................     $8.72
                                                                       ======

   TOTAL RETURN(3).................................................     3.69%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets...............   1.67%(4)

   Ratio of Net Investment (Loss) to Average Net Assets............   (.76)%(4)

   Portfolio Turnover Rate.........................................     158%

   Average Commission Paid per Investment Security Traded..........    $.0195

   Net Assets, End of Period (in thousands)........................    $3,803

(1) October 2, 1996 (commencement of sale of the Advisor Class) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns are not annualized.

(4)  Annualized.


Prospectus                                             Financial Highlights    5



                         PERFORMANCE INFORMATION OF OTHER CLASS
                                  INTERNATIONAL GROWTH

The original class of shares of International Growth were designated the "Investor Class" effective September 3, 1996. The financial information in the following table reflects the performance of the fund's Investor Class of shares. Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class shares offered by this Prospectus. Had the Advisor Class shares been in existence for the fund for the time periods presented, the performance results for that class would be lower as a result of the additional expense.

The performance information for the fiscal year ended November 30, 1996, has been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The performance information for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for an Investor Class share outstanding throughout the years ended November 30, except as noted.


                                                                     1996      1995       1994      1993       1992     1991(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period...........................................       $7.51     $7.47      $7.34     $5.79      $5.33     $5.10
                                                                    ------    ------     ------    ------     ------    ------
Income From Investment Operations
   Net Investment Income (Loss)...............................     (.01)(2)     .01       (.04)     (.04)       .06       .01

   Net Realized and Unrealized Gain on Investment
   Transactions...............................................       1.24       .40        .57      1.78        .41       .22
                                                                    ------    ------     ------    ------     ------    ------

   Total from Investment Operations...........................       1.23       .41        .53      1.74        .47       .23
                                                                    ------    ------     ------    ------     ------    ------

Distributions

   From Net Investment Income.................................       (.01)      --         --      (.036)     (.005)      --

   In Excess of Net Investment Income.........................        --        --         --      (.155)     (.002)      --

   From Net Realized Gains on Investment Transactions.........        --      (.372)     (.402)      --         --        --
                                                                    ------    ------     ------    ------     ------    ------

   Total Distributions........................................       (.01)    (.372)     (.402)    (.191)     (.007)      --
                                                                    ------    ------     ------    ------     ------    ------

Net Asset Value, End of Period................................       $8.73     $7.51      $7.47     $7.34      $5.79     $5.33
                                                                    ======    ======     ======    ======     ======    ======

   TOTAL RETURN(3)............................................      16.35%     5.93%      7.28%    31.04%      8.77%     4.51%


RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets..........     1.65%(4)    1.77%      1.84%     1.90%      1.91%   1.93%(5)

   Ratio of Net Investment Income (Loss)
     to Average Net Assets....................................      (.07)%     .25%      (.53)%    (.34)%      .95%     .26%(5)

   Portfolio Turnover Rate....................................       158%      169%       242%      255%       180%       84%

   Average Commission Paid per Investment Security Traded$.0195     $.0020    --(6)      --(6)     --(6)      --(6)

   Net Assets, End of Period (in thousands)...................    $1,342,608 $1,210,442 $1,316,642 $759,238  $215,346   $43,076

(1)  May 9, 1991, (inception) through November 30, 1991.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.76%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


6    Performance Information of Other Class         American Century Investments



                         PERFORMANCE INFORMATION OF OTHER CLASS
                                INTERNATIONAL DISCOVERY


The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's original class of shares, which was redesignated the "Investor Class" of shares, effective September 3, 1996. The Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for the fiscal year ended November 30, 1996, have been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1995, have been audited by Baird, Kurtz & Dobson, independent certified public accountants. The information presented is for a share outstanding throughout the years ended November 30, except as noted.


                                                                     1996        1995       1994(1)

PER-SHARE DATA

Net Asset Value at Beginning of Period.......................        $5.70       $5.39       $5.00
                                                                    -------     -------     -------
Income from Investment Operations
   Net Investment Income (Loss)...............................     (.02)(2)       .03        (.02)

Net Realized and Unrealized Gain
   on Investment Transactions.................................       1.95         .28         .41
                                                                    -------     -------     -------

   Total from Investment Operations...........................       1.93         .31         .39
                                                                    -------     -------     -------

Distributions

   From Net Investment Income.................................       (.01)         -           -

   In Excess of Net Investment Income.........................       (.02)         -           -
                                                                    -------     -------     -------

   Total Distributions........................................       (.03)         -           -
                                                                    -------     -------     -------

Net Asset Value, End of Period................................       $7.60       $5.70       $5.39
                                                                    ======      ======      ======

TOTAL RETURN(3)...............................................      34.06%       5.75%       7.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets.............     1.88%(4)      2.00%     2.00%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets(.31)%    .27%      (.48)%(5)

Portfolio Turnover Rate.......................................       130%        168%         56%

Average Commission Paid per Investment Security Traded........      $.0054      $.0040       -(6)

Net Assets, End of Period (in thousands)......................     $377,128    $114,579    $111,202

(1)  April 1, 1994, (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4) The manager had voluntarily waived a portion of its management fee from August 1, 1996, through November 30, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 1.99%.

(5)  Annualized.

(6) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.



Prospectus                           Performance Information of Other Class    7


                            INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS


The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as listed on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 10 BEFORE MAKING AN INVESTMENT IN EITHER FUND.

INTERNATIONAL GROWTH

The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues) and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers. The fund will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

Although the primary investment of the fund will be equity securities, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest up to 35% in such other securities.

The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities (see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information).

INTERNATIONAL DISCOVERY

The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The fund may invest up to 50% of its assets in securities of issuers in emerging market countries.

The manager will purchase securities of issuers that have, in the opinion of the manager, significant growth potential. The fund will seek to invest in securities of issuers with one or more identifiable catalysts that, in the opinion of the manager, are likely to cause the issuer to experience accelerating growth.


8    Information Regarding the Funds                American Century Investments


Such catalysts may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer or other similar factors.

As noted, the fund may invest in smaller foreign issuers in both (i) countries characterized as having developed markets and in (ii) countries characterized as having emerging markets. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. See "Speculative Nature of International Discovery," page 11.

The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. The manager believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.

There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.

To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

POLICIES APPLICABLE TO BOTH FUNDS

The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.

The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes

Prospectus                                  Information Regarding the Funds    9

in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price is Determined," page 18.

Under normal conditions, each fund will invest at least 65% of its assets in equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States.

In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.

The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country, (ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers having their principal place of business or principal office in emerging market countries.

The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject to the investment policies of the particular fund) or region.

At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY

Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the funds can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the funds' portfolio securities. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should carefully consider the following factors:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses


10   Information Regarding the Funds                American Century Investments

incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 19.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.


Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.


SPECULATIVE NATURE OF INTERNATIONAL DISCOVERY

In addition to the risks posed by foreign investing generally, International Discovery will be investing in the securities of companies having comparatively small market capitalizations and may invest up to 50% of its assets in issuers in emerging market countries. See "Investing in Emerging Market Countries," this page and "Investing in Smaller Companies," page 12. As a result, an investment in the fund should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that International Discovery will pursue. An investment in the fund should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING MARKET COUNTRIES

Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

Securities prices in emerging market countries can be significantly more volatile than in developed coun-

Prospectus                                  Information Regarding the Funds   11

tries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.





The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents ("DRs") may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging markets countries, the funds may invest in DRs which are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs may also be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities which may result in a loss of the fund's investment.


INVESTING IN SMALLER COMPANIES

International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER QUALITY DEBT INSTRUMENTS

There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities and government obligations in which International Discovery may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. See "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

For additional information, see "Investment Restrictions," in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but

12   Information Regarding the Funds                American Century Investments

have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of a fund.

To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


The portfolio turnover rates of the funds are shown in the financial information on pages 5-7 of this Prospectus.


Investment   decisions  to  purchase  and  sell  securities  are  based  on  the anticipated contribution of the

Prospectus                                  Information Regarding the Funds   13

security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines that a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS


Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.

A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund. Since the interest-bearing obligation purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the interest-bearing obligation.

A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses.

The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' manager pursuant to criteria adopted by the funds' Board of Directors.


WHEN-ISSUED SECURITIES

Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES


The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contrac-


14   Information Regarding the Funds                American Century Investments


tual restrictions. The staff also acknowledges that, while the board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PERFORMANCE ADVERTISING


From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.


Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                  Information Regarding the Funds   15

                                   HOW TO INVEST WITH
                              AMERICAN CENTURY INVESTMENTS

The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select an American Century fund as an investment option.

If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

If you have questions about a fund, see "Investment Policies of the Funds," page 8, or call an Institutional Service Representative at 1-800-345-3533.

Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 18.

We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges may be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 17.

IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

HOW TO REDEEM SHARES

Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 18. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PUR-

16  How to Invest with American Century Investments American Century Investments

CHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The funds reserve the right to modify their policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, the funds reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the fund's right to redeem shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, the funds expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

Prospectus                  How to Invest with American Century Investments   17


                         ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.


Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days

18   Additional Information You Should Know         American Century Investments

when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.


DISTRIBUTIONS


In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.


THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE of your investment at any given time and not by the distributions you receive.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase made by check or ACH may be held up to 15 days. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon

Prospectus                           Additional Information You Should Know   19

the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the close of the taxable year consist of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.


Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "Distributions," page 19.


In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business

20   Additional Information You Should Know         American Century Investments

and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience during the past five years are as follows:





HENRIK STRABO, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993.

MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages International Growth and International Discovery and was a member of the team at its inception in 1991.


The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


For the services provided to the Advisor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of the fund as follows:


Fund                             Percent of Average Net Assets
----------------------------------------------------------------
International Growth                 1.25% of first $1 billion
                                  0.95% of the next $1 billion
                                         0.85% over $2 billion

International Discovery            1.50% of first $500 million
                                1.15% of the next $500 million
                                         0.95% over $1 billion
----------------------------------------------------------------

On the first business day of each month, each fund pays the management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.

Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the

Prospectus                           Additional Information You Should Know   21


stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information found on pages 5-7 of this Prospectus to the same ratio of the other funds.


The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.


From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.


The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers, Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES


The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.


SERVICE AND DISTRIBUTION FEES


Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.


The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder ser-

22   Additional Information You Should Know         American Century Investments

vices and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.


The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the funds is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

American Century World Mutual Funds, Inc. issues two series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


American  Century  offers  four  classes  of each of the funds  offered  by this
Prospectus: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.


The Investor Class is primarily made available to retail investors. The Institutional Class and Service Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call an Investor Services Representative at 1-800-345-2021. For information concerning the Institutional or Service Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of the shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know   23

                                      NOTES

24   Notes

                                      NOTES

                                                                      Notes   25


P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9704           [recycled logo]
SH-BKT-8013       Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                            [American Century logo]
                                    American
                                  Century(sm)


                                  APRIL 1, 1997



                                    TWENTIETH
                                     CENTURY
                                    GROUP(R)


                              International Growth
                             International Discovery
                              Emerging Markets Fund



                                 [Front Cover]



                       STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL 1, 1997



                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.


This Statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century World Mutual Funds, Inc., dated April 1, 1997. Please retain this document for future reference. To obtain the Prospectus, call American Century toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write to P.O. Box 419200, Kansas City, Missouri 64141-6200.



TABLE OF CONTENTS



Investment Objectives of the Funds......................................2
Additional Investment Restrictions......................................2
Forward Currency Exchange Contracts.....................................3
An Explanation of Fixed Income Securities Ratings.......................4
Short Sales.............................................................6
Portfolio Turnover......................................................6
Officers and Directors..................................................7
Management..............................................................8
Custodians..............................................................9
Independent Auditors...................................................10
Capital Stock..........................................................10
Multiple Class Structure...............................................10
Taxes..................................................................12
Brokerage..............................................................13
Performance Advertising................................................14
Redemptions in Kind....................................................15
Holidays...............................................................15
Financial Statements...................................................15


Statement of Additional Information                                           1



INVESTMENT OBJECTIVES OF THE FUNDS



The investment objective of each fund comprising American Century World Mutual Funds, Inc. is described on page 2 of the Prospectus. In seeking to achieve its objective, a fund must conform to certain policies, some of which are designated in the Prospectus or in this Statement of Additional Information as "fundamental" and cannot be changed without shareholder approval. The following paragraph is also a statement of fundamental policy with respect to selection of investments.


In general, within the restrictions outlined herein, each series has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is our policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the manager's intention that each fund will generally consist of common stocks. However, the manager may invest the assets of a fund in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objective.



ADDITIONAL INVESTMENT RESTRICTIONS



Additional fundamental policies that may be changed only with shareholder approval provide that, with the exception of the Emerging Markets Fund, each series of shares:

(1)  Shall not invest more than 15% of its assets in illiquid investments.

(2)  Shall  not  invest  in  the   securities  of  companies   that,   including
     predecessors, have a record of less than three years of continuous operation.

(3) Shall not lend its portfolio securities except to unaffiliated persons and subject to the rules and regulations adopted under the Investment Company Act. No such rules and regulations have been issued, but it is our policy that such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. To comply with the regulations of certain state securities administrators, such loans may not exceed one-third of the fund's net assets taken at market.

(4) Shall not purchase the security of any one issuer if such purchase would cause more than 5% of the fund's assets at market to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the fund's portfolio.

(5) Shall not invest for control or for management, or concentrate its investment in a particular company or a particular industry. No more than 25% of the assets of the fund, exclusive of cash and U.S. government securities, will be invested in securities of any one industry.

(6) Shall not buy securities on margin nor sell short (unless it owns or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to the securities sold); however, the fund may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted by its fundamental policies.

(7) Shall not invest in the securities of other investment companies except by purchases in the open market involving only customary brokers' commissions and no sales charges.

(8)  Shall not issue any senior security.

(9)  Shall not underwrite any securities.

(10) Shall not purchase or sell real estate. (In the opinion of management, this restriction will not preclude the corporation from investing in securities of corporations that deal in real estate.)

(11) Shall not purchase or sell commodities or commodity contracts.

2                                                  American Century Investments


(12) Shall not borrow any money, except from banks or trust companies in an amount not in excess of 5% of the total assets of the fund, and then only for emergency and extraordinary purposes.

Paragraphs 3, 5, 8 and 9 shall apply as fundamental policies of the Emerging Markets Fund. Paragraphs 1, 2, 6, 7, 10, 11 and 12 shall also apply to the Emerging Markets Fund, but shall not be considered fundamental policies. Paragraph 4 shall apply to the Emerging Markets Fund with respect to 75% of its portfolio and shall not be considered a fundamental policy.

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.

The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this standard, the Securities and Exchange Commission ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the funds to forego investment possibilities which may otherwise be available to them under the Investment Company Act.

International Growth and International Discovery will not invest in oil, gas or other mineral leases, or in warrants, except that a fund may purchase securities with warrants attached.

Neither the SEC nor any other agency of the federal or state government participates in or supervises the funds' management or their investment practices or policies.


FORWARD CURRENCY EXCHANGE CONTRACTS



The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.


Each fund expects to use forward contracts under two circumstances:


(1) When the manager wishes to "lock in" the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or


(2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, such foreign currency.

As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.


Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract. If the value of the securities placed in the separate account declines,


Statement of Additional Information                                           3


additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

The precise matching of forward contracts in the amounts and values of securities involved would not generally be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.

Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.


AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS


As described in the Prospectus, the funds may invest in fixed income securities. International Growth may invest only in investment-grade obligations, while International Discovery and the Emerging Markets Fund may invest in bonds, corporate debt securities and governmental obligations without regard to credit quality restrictions if such obligations are determined by the manager to be sound investments.

Fixed income securities ratings provide the manager with a current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the Prospectus disclosure.

The following summarizes the ratings used by Standard & Poor's Corporation for bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest

4                                                  American Century Investments


and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the ratings used by Moody's Investors Service, Inc. for bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment some time in the future.

     Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics, as well.

     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded, during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded

Statement of Additional Information                                           5


as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


SHORT SALES


A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the fund owns. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


PORTFOLIO TURNOVER


In order to achieve its investment objective, the manager will purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

The funds intend to purchase a given security whenever management believes it will contribute to the stated objective of a fund, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders as ordinary income. Subject to those considerations, the corporation will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the management believes that it is not fulfilling its purpose, either because, among other things, it did not live up to management's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, a fund may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, a fund may increase its equity position and decrease its cash position. However, it should be expected that each fund will, under most circumstances, be essentially fully invested in equity securities.

Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the rate of portfolio turnover is irrelevant when the manager believes a change is in order to achieve those objectives, and a fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

6                                                  American Century Investments


Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates should not be considered as a representation of the rates that will be attained in the future.


OFFICERS AND DIRECTORS


The principal officers and directors of the corporation, their principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation, are listed below. Unless otherwise noted, the business address of each director and officer is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors that are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk(*).

JAMES E. STOWERS JR.,* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

JAMES E. STOWERS III,* President, Chief Executive Officer and Director; President, Chief Executive Officer and Director, American Century Companies, Inc. American Century Investment Management, Inc. and American Century Services Corporation.

THOMAS A. BROWN, Director; 2029 Wyandotte, Kansas City, Missouri; Chief Executive Officer, Associated Bearing Company, a corporation engaged in the sale of bearings and power transmission products.

ROBERT W. DOERING, M.D., Director; 6420 Prospect, Kansas City, Missouri; general surgeon.

D. D. (DEL) HOCK, Director; 1225 Seventeenth Street #900, Denver, Colorado; Chairman, President and Chief Executive Officer, Public Service Company of Colorado.

LINSLEY L. LUNDGAARD, Vice Chairman of the Board and Director; 18648 White Wing Drive, Rio Verde, Arizona; retired; formerly Vice President and National Sales Manager, Flour Milling Division, Cargill, Inc.

DONALD H. PRATT, Director; P.O. Box 419917, Kansas City, Missouri; President, Butler Manufacturing Company.

LLOYD T. SILVER JR., Director; 2300 West 70th Terrace, Mission Hills, Kansas; President, LSC, Inc., manufacturer's representative.

M. JEANNINE STRANDJORD, Director; 908 West 121st Street, Kansas City, Missouri; Senior Vice President and Treasurer, Sprint Corporation.

WILLIAM M. LYONS, Executive Vice President, Chief Operating Officer, Secretary and General Counsel; Executive Vice President, Chief Operating Officer and General Counsel, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

ROBERT T. JACKSON, Executive Vice President and Principal Financial Officer; Executive Vice President and Treasurer, American Century Companies, Inc.,
American Century Investment Management, Inc. and American Century Services Corporation; formerly Executive Vice President, Kemper Corporation.

MARYANNE ROEPKE, CPA, Vice President, Treasurer and Principal Accounting Officer; Vice President, American Century Services Corporation.

PATRICK A. LOOBY, Vice President; Vice President, American Century Services Corporation.

ROBERT J. LEACH, CPA, Controller; formerly accountant, Ernst & Young LLP, Kansas City, Missouri.

The Board of Directors has established four standing committees: the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

Messrs. Stowers Jr., Stowers III and Lundgaard constitute the Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.

Messrs. Lundgaard (chairman), Doering and Hock and Ms. Strandjord constitute the Audit Committee. The functions of the Audit Committee include

Statement of Additional Information                                           7


recommending the engagement of the funds' independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to internal controls and the considerations given or the corrective action taken by management and reviewing nonaudit services provided by the independent auditors.

Messrs. Brown (chairman), Pratt and Silver constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including any violations thereof.

The Nominating Committee has as its principal role the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Lundgaard and Stowers III.

The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of all six of such companies an annual director's fee of $44,000, and an additional fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those directors who are not "interested persons" and serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses.

Set forth below is the aggregate compensation paid for the periods indicated by the funds and by the American Century family of funds as a whole to each Director who is not an "interested person" as defined in the Investment Company Act.


                                   Aggregate      Total Compensation from
                               Compensation from    the American Century
Director                        the Corporation1      Family of Funds2
--------------------------------------------------------------------------------
Thomas A. Brown                     $2,120               $46,333
Robert W. Doering, M.D.              1,968                42,833
Linsley L. Lundgaard                 2,128                46,333
Donald H. Pratt                      2,044                44,667
Lloyd T. Silver Jr.                  2,036                44,333
M. Jeannine Strandjord               2,014                43,833
John M. Urie3                        1,884                37,167
D. D. (Del) Hock3                      236                 8,833
--------------------------------------------------------------------------------


1 Includes compensation paid by the corporation for the fiscal year ended November 30, 1996.

2 Includes compensation paid by the fifteen investment company members of the American Century family of funds for the calendar year ended December 31, 1996.

3    Mr. Hock replaced Mr. Urie as a director effective October 31, 1996.

Those Directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a Director. The salaries of such individuals, who are also officers of the funds, are paid by the manager.


MANAGEMENT


A description of the responsibilities and method of compensation of the funds' investment manager, American Century Investment Management, Inc., appears in the Prospectus under the caption, "Management."


During the fiscal years ended November 30, 1996, 1995 and 1994, the management fees paid by International Growth to the manager were $21,271,619, $21,967,586 and $22,155,449 on average net assets of $1,289,561,744, $1,240,949,990 and
$1,205,407,244. During the fiscal years ended November 30, 1996 and 1995, and the period from April 1, 1994 (inception) through November 30, 1994, the management fees paid by International Discovery to the manager were $4,421,277, $2,260,979 and $957,116 on average net assets of $235,583,979, $113,067,308 and
$71,587,570.


The management agreement shall continue in effect until the earlier of the expiration of two years

8                                                   American Century Investments


from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the Directors of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the manager shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.


In addition to managing the funds, on February 28, 1997, the manager was acting as an investment advisor to 12 institutional accounts and to five registered investment companies, American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.


American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

As stated in the Prospectus, all of the stock of American Century Services Corporation and American Century Investment Management, Inc. is owned by American Century Companies, Inc.


CUSTODIANS


UMB Bank, N.A., 10th and Grand, Kansas City, Missouri 64105, and Commerce Bank, N.A. 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

Statement of Additional Information                                           9




INDEPENDENT AUDITORS


At a meeting held on December 12, 1996, the Board of Directors of the corporation appointed Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, as the independent auditors of the funds to examine the financial statements of the funds for the fiscal year ending November 30, 1997. The appointment of Deloitte & Touche was recommended by the Audit Committee of the Board of Directors. As the independent auditors of the funds, Deloitte & Touche will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and
(3) review of the annual federal income tax return filed for each fund by American Century.

Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, served as independent auditors for the funds for the fiscal year ended November 30, 1996.


Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105, served as independent accountants for the funds and examined the financial statements of the funds for all fiscal years ending prior to December 1, 1995.


CAPITAL STOCK


The funds' capital stock is described in the Prospectus under the heading, "Further Information About American Century."

The corporation currently has three series of shares outstanding. Each series of shares is further divided into four classes. The funds may in the future issue additional series or classes of shares without a vote of the shareholders. The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profits (or losses) of investment and other assets held for that series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value represented by such share on all questions.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


As of February 28, 1997, 10% of the outstanding shares of Twentieth Century International Growth were owned of record by Charles Schwab & Co. Special Custody Account For Exclusive Benefit of Customers-Reinvest.



MULTIPLE CLASS STRUCTURE


The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class.

The Investor Class is made available to investors directly by the investment manager through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, Service Class shares are subject to a Shareholder Services Plan (described below), and the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (also described below). Both plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the funds' Service Class and Advisor Class have approved and entered into a Shareholder Services Plan, with respect

10                                                 American Century Investments



to the Service Class, and a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (collectively, the "Plans"). Both Plans are described below.


In adopting the Plans, the Board of Directors (including a majority of directors who are not "interested persons" of the funds [as defined in the Investment Company Act], hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

SHAREHOLDER SERVICES PLAN

As described in the Prospectus, the funds' Service Class of shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. In such circumstances, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary. To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Service Class shares and the funds' Board of Directors has adopted a Shareholder Services Plan. Pursuant to the Shareholder Services Plan, the Service Class shares pay a shareholder services fee of 0.25% annually of the aggregate average daily net assets of the funds' Service Class shares.

American  Century  Investment  Services,  Inc. (the  "Distributor")  enters into contracts with each financial intermediary for the provision of certain shareholder services and utilizes the shareholder services fees received under the Shareholder Services Plan to pay for such services. Payments may be made for a variety of shareholder services, including, but are not limited to, (1) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (4) providing and maintaining elective services such as wire transfer services; (5) acting as shareholder of record and nominee for beneficial owners; (6) maintaining account records for shareholders and/or other beneficial owners; (7) issuing confirmations of transactions; (8) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (9) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;
(10) providing other similar administrative and sub-transfer agency services; and (11) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Statement of Additional Information                                          11


MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

As described in the Prospectus, the funds' Advisor Class of shares is also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

As with the Service Class, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (1) the  payment  of  sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (2) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (3) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (4) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (5) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (6) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (7) the providing of facilities to answer questions from prospective investors about fund shares; (8) complying with federal and state securities laws pertaining to the sale of fund shares; (9) assisting investors in completing application forms and selecting dividend and other account options; (10) the providing of other reasonable assistance in connection with the distribution of fund shares; (11) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (12) profit on the foregoing; (13) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (14) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


TAXES


Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. If it qualifies, it will not be subject to U.S. federal income tax (other than any tax resulting from investing in passive foreign investment companies, as discussed below) on net ordinary income and net capital gains, which are distributed to its shareholders within certain time periods specified in the Code. Amounts not distributed on a timely basis would be subject to federal corporate income tax and possibly to a nondeductible 4% excise tax.



Distributions by the funds from net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The dividend-received deduction available to corporate shareholders for dividends received from a fund will apply to ordinary income distributions only to the extent that they are attributable to the fund's dividend income from U.S. corporations. In addition, the dividends-received


12                                                American Century Investments


deduction will be limited if the shares with respect to which the dividends are received are treated as debt-financed or are deemed to have been held less than 46 days by a fund.

Distributions from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, shareholders should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares.

Income from foreign securities purchased by a fund may be reduced by a withholding tax at the source. If, as of the end of any fiscal year, more than 50% of the assets of a fund are invested in securities of foreign corporations, the fund may make an election that will result in the shareholder having the option to elect either to deduct their pro rata share of the foreign taxes paid by the fund or to use their pro rata share of the foreign taxes paid by the fund in calculating the foreign tax credit to which they are entitled. Distributions by a fund will be treated as U.S. source income for purposes other than computing the foreign tax credit limitation.

If a fund invests in the securities of certain foreign investment funds or trusts called passive foreign investment companies, the fund may be subject to federal corporate income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such securities. The tax would be determined by allocating such distribution or gain ratability to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution for disposition, would be taxed to the fund at the highest marginal rate in effect for such year, and the tax would be further increased by an interest charge. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's taxable income. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute to shareholders.

Redemption of shares of a fund will be a taxable transaction for federal income tax purposes, and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


BROKERAGE


Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed under this caption when selecting brokers.

The manager receives statistical and other information and services without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services provided to the manager will be in addition to and not in lieu of services required to be performed for the funds by

Statement of Additional Information                                          13


the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.


In the fiscal years ended November 30, 1996, 1995 and 1994, International Growth paid brokerage commissions in the amount of $9,717,846, $12,351,904 and $18,168,517. In the fiscal years ended November 30, 1996 and 1995, and the period from April 1, 1994 (inception) through November 30, 1994, International Discovery paid brokerage commissions in the amount of $2,886,323, $1,434,299 and $901,470.


The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effects securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds normally place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.


PERFORMANCE ADVERTISING


FUND PERFORMANCE

Individual fund performance may be compared to various indices including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East EAFE(R) Index (EAFE Index).

The following tables set forth the average annual total return of the Investor Class of the funds for the periods indicated. Average annual total return is calculated by determining cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the funds' performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions. Annualization of the funds' return assumes that the partial year performance will be constant throughout the period. Actual returns through the period may be greater or less than the annualized data.


International Growth
--------------------------------------------------------------------------------
Year ended
November 30, 1996                     16.35%

May 9, 1991, (Inception)
through November 30, 1996             12.97%
--------------------------------------------------------------------------------


International Discovery
--------------------------------------------------------------------------------
Year ended
November 30, 1996                     34.06%
--------------------------------------------------------------------------------
April 1, 1994, (Inception)
through November 30, 1996             17.32%
--------------------------------------------------------------------------------

The funds also may elect to advertise cumulative total return over various time periods. International Growth's cumulative total return for the period from its inception through November 30, 1996, was 96.97%. International Discovery's cumulative total return for the period from its inception through November 30, 1996, was 52.83%.


ADDITIONAL PERFORMANCE COMPARISONS

Investors may judge the performance of the funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the EAFE(R) Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and the Consumer Price Index. Comparisons also may be made to indices or data published in Money, Forbes, Barron's, The Wall Street

14                                                 American Century Investments


Journal, The New York Times, Business Week, Pensions and Investments, USA Today and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the Prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


REDEMPTIONS IN KIND


The funds' policy with regard to large redemptions is described in the Prospectus under the heading "Special Requirements for Large Redemptions."

The corporation has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager. Such securities will not necessarily be representative of the entire portfolio and may be securities that the manager regards as least desirable. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the prospectus under the caption "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.


HOLIDAYS


The funds do not determine the net asset value of their shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


FINANCIAL STATEMENTS



The financial statements of the funds for the fiscal year ended November 30, 1996, are included in the annual report to shareholders for that period which is incorporated herein by reference. You may receive copies of the annual report without charge upon request to the funds at the address and phone number shown on page 1 of this Statement of Additional Information.


Statement of Additional Information                                          15


                                      NOTES

16   Notes


                                      NOTES


                                                                    Notes    17



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

www.americancentury.com

                            [American Century logo]
                                    American
                                  Century(sm)

9704           [recycled logo]
SH-BKT-8014       Recycled

PART C         OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (i)  Financial Statements filed in Part A of Registration
                    Statement:

                    1.   Financial Highlights

               (ii) Financial Statements filed in Part B of the Registration
                    Statement (each of the following financial statements is contained in the Registrant's Annual Report dated November 30, 1996, which is incorporated by reference in Part B of this Registration Statement):

                    1.   Statement of Assets and Liabilities at November 30,
                         1996.

                    2. Statement of Operations for the year ended November 30, 1996.

                    3. Statement of Changes in Net Assets for the years ended November 30, 1996 and 1995.

                    4.   Notes to Financial Statements as of November 30, 1996.

                    5.   Schedule of Investments as of November 30, 1996.

                    6.   Independent Accountants' Report dated December 30,
                         1996.

          (b) Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

               1. (a) Articles of Incorporation of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

                    (b) Articles Supplementary of Twentieth Century World Investors,Inc., dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

                    (c) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

                    (d) Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242, accession #872825-96-000006).

                    (e)  Articles  of  Amendment  of  Twentieth   Century  World
                    Investors, Inc. dated December 2, 1996 (filed herewith as EX-99.B1e).

                    (f) Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed herewith as EX-99.B1f).

               2. By-Laws of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

               3.   Voting Trust Agreements - None.

               4. Specimen copy of stock certificate (filed herewith as EX-99.B4).

               5. (a) Investment Management Agreement between Twentieth Century World Investors, Inc. and Investors Research Corporation (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

                    (b) Addendum to Management Agreement between Twentieth Century World Investors, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

                    (c) Management Agreement-Advisor Class between Twentieth Century World Investors, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

                    (d) Management Agreement-Service Class between Twentieth Century World Investors, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

                    (e) Management Agreement-Institutional Class between Twentieth Century World Investors, Inc. and Investors Research Corporation dated September 1, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

               6. Distribution Agreement between TCI Portfolios, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Strategic Asset Allocations, Inc., Twentieth Century World Investors, Inc. and Twentieth Century Securities, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

               7.   Bonus and Profit Sharing Plan, Etc. - None.

               8. (a) Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

                    (b) Amendment No. 1 to Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A., dated January 25, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

                    (c) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 28, 1997).

                    (d) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as a part of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of American Century Government Income Trust, File No. 2-99222, filed February 7, 1997).

                    (e)  Custodian   Agreement  for  ACH   transactions,   dated
                    September 21, 1994 between Twentieth Century World Investors, Inc. and United Missouri Bank of Kansas City, N.A. (filed herewith as EX-99.B8e).


               9. Transfer Agency Agreement dated as of March 1, 1992, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242, accession #872825-96-000004).

               10. Opinion and consent of David H. Reinmiller, Esq. (filed herewith as EX-99.B10).

               11. (a) Consent of Baird, Kurtz & Dobson (filed herewith as EX-99.B11a).

                    (b)   Consent   of  Ernst  &  Young  LLP   (filed   herewith
                    as EX-99.B11b).

               12.  Annual  Report of the  Registrant  dated  November  30, 1996
                    (filed   electronically   on  January  29,  1997,  File  No.
                    33-39242, accession #872825-97-000005).

               13.  Agreements for Initial Capital, Etc. - None.

               14.  Model   Retirement   Plans  (filed  as  Exhibits   14a-d  to
                    Pre-Effective Amendment No. 4, File No. 33-39242, and incorporated herein by reference).

               15. (a) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

                    (b) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

               16.  Schedule  of   Computation   for   Performance   Advertising
                    Quotations (filed herewith as EX-99.B16).

               17.  Power of Attorney (filed herewith as Exhibit 99.B17).

               18. Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

               27.  (a)   Financial   Data   Schedule   for   American   Century
                    International Growth Fund (filed herewith as EX-27.1.1).

                    (b) Financial Data Schedule for American Century International Discovery Fund (filed herewith as EX-27.1.2).

ITEM 25   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26   Number of Holders of Securities

                                                   Number of Record Holders
                                                   As of February 28, 1997
                                            Investor    Institutional    Advisor
            Title of Series                  Class          Class         Class
            ---------------                 ------------------------------------

     American Century International
     Growth Fund........................     96,922          0             2

     American Century International
     Discovery Fund.....................     18,359          0             0

ITEM 27   Indemnification

          The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28   Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29   Principal Underwriters.

          (a)       The  Registrant's   distribution  agent,   American  Century
                    Investment Services, Inc., is distribution agent to:

          Capital Preservation Fund, Inc.
          Capital Preservation Fund II, Inc.
          American Century California Tax-Free and Municipal Funds American Century Government Income Trust
          American Century Municipal Trust
          American Century Target Maturities Trust
          Benham Equity Funds
          American Century International Funds
          American Century Investment Trust
          American Century Manager Funds
          TCI Portfolios,  Inc.
          American Century Capital  Portfolios,  Inc.
          American Century Mutual Funds, Inc.
          American Century Premium Reserves,  Inc.
          American Century Strategic Asset Allocations,  Inc.


          (b)             (1)                                 (2)                                (3)
          Name and Principal Business         Positions and Offices with         Positions and Offices with
                           Address*                  Underwriter                        Registrant

          J. Stowers Jr.                      Director, Chairman & President     Director, Chairman
          J. Stowers III                      Director, Chief Executive Officer  Director, President & Chief Executive
                                                                                  Officer
          Dennis von Waaden                   Director                           none
          B. Lyons                            Chief Operating Officer, Executive Executive Vice President, Secretary
                                               Vice President & General Counsel   & General Counsel
          B. Jackson                          Executive Vice President, Chief    Executive Vice President & Chief
                                               Financial Officer & Treasurer      Financial Officer
          G. Snyder                           Executive Vice President           none
          S. Barney                           Senior Vice President              none
          B. Jeter                            Senior Vice President              none
          T. Kmak                             Senior Vice President              none
          J. Rogers                           Senior Vice President              none
          D. Darfler                          Vice President                     none
          S. Dillman                          Vice President                     none
          R. Gernstetter                      Vice President                     none
          D. Hughes                           Vice President                     none
          M. Killen                           Vice President                     none
          D. Larabee                          Vice President                     none
          J. Lopez                            Vice President                     none
          B. Mayhew                           Vice President                     none
          M. Miller                           Vice President                     none
          M. Robinson                         Vice President                     none
          J. Stifler                          Vice President                     none
          D. Swan                             Vice President                     none
          J. Szablewski                       Vice President                     none
          E. Bur                              Chief Accounting Officer           none
          C. Etherington                      Assistant Secretary                Assistant Secretary
          P. Looby                            Assistant Secretary                Vice President & Assistant Secretary
          D. Reinmiller                       Assistant Secretary                Assistant Secretary
          W. Welte                            Assistant Secretary                none
          M. Roepke                           Assistant Treasurer                Vice President,Treasurer &
                                                                                  Chief Accounting Officer

     ----------------
     * All addresses are 4500 Main Street, Kansas City, MO  64111


          (c)       n/a

ITEM 30   Location of Accounts and Records

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31   Management Services - None.

ITEM 32   Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century World Mutual Funds, Inc., the Registrant, certifies that it has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 31st day of March, 1997.

                                       American Century World Mutual Funds, Inc.
                                       (Registrant)

                                        By:/s/ James E. Stowers III
                                           James E. Stowers III, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title                           Date

*James E. Stowers, Jr.        Chairman and Director            February 15, 1997
James E. Stowers, Jr.

/s/ James E. Stowers III      President, Principal Executive   February 15, 1997
James E. Stowers III          Officer and Director

*Robert T. Jackson            Executive Vice President         February 15, 1997
Robert T. Jackson             and Principal Financial Officer

*Maryanne Roepke              Vice President, Treasurer and    February 15, 1997
Maryanne Roepke               Principal Accounting Officer

*Thomas A. Brown              Director                         February 15, 1997
Thomas A. Brown

*Robert W. Doering, M.D.      Director                         February 15, 1997
Robert W. Doering, M.D.

*Linsley L. Lundgaard         Director                         February 15, 1997
Linsley L. Lundgaard

*Donald H. Pratt              Director                         February 15, 1997
Donald H. Pratt

*Lloyd T. Silver, Jr.         Director                         February 15, 1997
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord       Director                         February 15, 1997
M. Jeannine Strandjord

*D. D. ("Del") Hock           Director                         February 15, 1997
D. D. ("Del") Hock

*By/s/ James E. Stowers III
    James E. Stowers III
    Attorney-in-Fact